UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Low-Priced Stock	.96%
Actual		$ 1,000.00	$ 1,001.20	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.88
Class K	.84%
Actual		$ 1,000.00	$ 1,001.90	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.5	3.3
Microsoft Corp.	3.0	0.4
Next PLC	2.0	1.9
Seagate Technology	2.0	1.2
Ross Stores, Inc.	1.9	1.4
Metro, Inc. Class A (sub. vtg.)	1.8	1.6
ENI SpA	1.4	1.3
Coventry Health Care, Inc.	1.3	1.4
Best Buy Co., Inc.	1.3	1.1
Bed Bath & Beyond, Inc.	1.2	1.1
	19.4
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.3	26.1
Information Technology	19.9	15.7
Health Care	12.7	12.5
Industrials	9.3	7.2
Financials	8.5	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 96.1%		Stocks 86.2%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 13.3%
* Foreign investments	39.1%	** Foreign investments	39.5%

Semiannual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.9%
Auto Components - 1.4%
ASTI Corp. (e)	1,683,000	$ 4,857
Drew Industries, Inc. (a)	635,183	16,496
FCC Co. Ltd.	500,000	10,600
Federal Screw Works (a)(e)	150,000	563
Hi-Lex Corp.	1,200,000	19,126
INZI Controls Co. Ltd. (e)	1,516,000	7,329
Johnson Controls, Inc.	7,400,000	235,098
Motonic Corp. (e)	3,299,900	24,413
Murakami Corp. (e)	700,000	7,484
Musashi Seimitsu Industry Co. Ltd.	1,000,000	23,009
Nippon Seiki Co. Ltd.	2,530,000	29,970
Nissin Kogyo Co. Ltd.	1,160,000	17,850
Nittan Valve Co. Ltd.	360,000	1,336
Piolax, Inc. (e)	1,010,000	23,822
Samsung Climate Control Co. Ltd. (e)	460,050	3,018
Sewon Precision Industries Co. Ltd.	498,600	5,149
Shoei Co. Ltd.	625,000	4,263
SJM Co. Ltd. (e)	1,270,000	7,021
SJM Holdings Co. Ltd. (e)	1,332,974	3,786
Strattec Security Corp. (e)	330,000	6,947
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,655
Yachiyo Industry Co. Ltd.	900,000	5,266
Yutaka Giken Co. Ltd. (e)	1,482,000	31,417
		490,475
Automobiles - 0.1%
Thor Industries, Inc.	1,375,000	42,158
Distributors - 0.3%
Doshisha Co. Ltd.	700,000	22,094
Educational Development Corp. (e)	386,892	1,896
Goodfellow, Inc. (e)	857,000	7,102
Nakayamafuku Co. Ltd.	10,000	80
SPK Corp.	165,000	2,900
Uni-Select, Inc. (e)	2,011,100	52,947
		87,019
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	1,048
Ascent Capital Group, Inc. (a)	225,000	10,663
Capella Education Co. (a)(e)	870,000	36,827
Career Education Corp. (a)(e)	4,700,000	47,517
Clip Corp. (e)	328,600	3,996
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	2,500,000	$ 7,525
H&R Block, Inc.	600,000	9,816
Kyoshin Co. Ltd. (a)	100,000	184
Matthews International Corp. Class A	40,314	1,329
Meiko Network Japan Co. Ltd.	730,000	6,732
Regis Corp.	1,500,000	25,710
Shingakukai Co. Ltd.	200,000	787
Shuei Yobiko Co. Ltd.	125,000	494
Steiner Leisure Ltd. (a)(e)	1,650,000	81,477
Step Co. Ltd. (e)	1,204,000	7,755
Up, Inc. (e)	750,000	6,366
YBM Sisa.com, Inc. (e)	950,000	5,743
		253,969
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	550,000	9,574
Ambassadors Group, Inc. (e)	1,770,356	7,984
ARK Restaurants Corp. (e)	298,992	4,335
B-R 31 Ice Cream Co. Ltd.	5,000	184
Brinker International, Inc. (e)	7,000,000	180,950
BRONCO BILLY Co. Ltd.	12,000	334
Carnival Corp. unit	205,600	6,209
CEC Entertainment, Inc. (e)	2,000,000	70,340
Darden Restaurants, Inc.	2,000,000	91,740
Echo Entertainment Group Ltd. (a)	1,933,333	7,409
Flanigan's Enterprises, Inc.	50,357	354
Hiday Hidaka Corp. (e)	903,300	16,447
Ibersol SGPS SA	500,000	2,649
Intralot SA	1,000,000	1,086
Jack in the Box, Inc. (a)(e)	6,569,000	139,263
Kangwon Land, Inc.	125,000	2,932
Kura Corp. Ltd. (d)	650,000	9,115
Monarch Casino & Resort, Inc. (a)(e)	1,350,000	14,378
Ohsho Food Service Corp.	75,000	1,837
Papa John's International, Inc. (a)(e)	2,700,000	104,598
Plenus Co. Ltd.	1,675,000	29,224
Ruby Tuesday, Inc. (a)(e)	6,372,030	47,854
Ruth's Hospitality Group, Inc. (a)(e)	2,375,000	14,701
Shinsegae Food Co. Ltd.	17,000	1,224
Sonic Corp. (a)(e)	6,223,500	42,631
Sportscene Group, Inc. Class A (e)	400,000	3,371
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 18,777
Tabcorp Holdings Ltd.	1,933,333	5,973
		835,473
Household Durables - 2.8%
Abbey PLC (e)	3,400,000	23,792
Barratt Developments PLC (a)(e)	84,000,199	144,564
Bellway PLC (e)	7,525,000	87,404
Chromcraft Revington, Inc. (a)	217,146	276
D.R. Horton, Inc. (e)	20,000,000	278,400
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	80,873
Emak SpA	3,300,000	2,482
First Juken Co. Ltd. (e)	1,690,000	15,053
Helen of Troy Ltd. (a)(e)	2,850,000	91,685
Henry Boot PLC (e)	10,774,000	22,753
HTL International Holdings Ltd. (e)	29,655,500	8,252
Jarden Corp.	3,028,400	102,027
M/I Homes, Inc. (a)(e)	1,803,400	20,469
Maruzen Co., Ltd. (e)	1,800,000	12,397
Merry Electronics Co. Ltd.	500,000	603
P&F Industries, Inc. Class A (a)(e)	361,038	1,401
Pace Micro Technology PLC	1,000,000	1,344
Sanei Architecture Planning Co. Ltd.	710,400	7,483
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,527
Steinhoff International Holdings Ltd.	3,500,500	11,194
Token Corp. (e)	1,000,000	36,364
		953,343
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	40,677
NutriSystem, Inc. (d)	575,000	6,843
PetMed Express, Inc. (d)(e)	2,425,100	30,241
		77,761
Leisure Equipment & Products - 0.3%
Accell Group NV (e)	1,322,905	28,135
Daikoku Denki Co. Ltd.	50,000	516
Fenix Outdoor AB	5,000	125
Giant Manufacturing Co. Ltd.	5,000,555	21,121
JAKKS Pacific, Inc. (e)	2,793,139	42,679
Kabe Husvagnar AB (B Shares)	107,279	1,530
Marine Products Corp.	1,155,248	6,897
Mars Engineering Corp.	350,000	6,446
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Miroku Corp.	678,000	$ 1,387
Trigano SA	85,000	1,468
		110,304
Media - 1.2%
1010 Printing Group Ltd. (a)	383,736	23
Aegis Group PLC	5,600,000	13,927
Astral Media, Inc. Class A (non-vtg.)	2,750,000	96,672
Chime Communications PLC (e)	4,500,000	15,514
Cinderella Media Group Ltd.	10,158,000	2,502
Digital Generation, Inc. (a)	178,500	2,481
DISH Network Corp. Class A	1,660,000	46,347
DreamWorks Animation SKG, Inc. Class A (a)(d)	3,500,000	62,125
Gannett Co., Inc.	850,000	12,045
GFK AG	175,000	7,782
Harte-Hanks, Inc. (e)	3,360,000	32,424
Intage, Inc. (e)	1,040,000	20,655
New Frontier Media, Inc. (a)(e)	1,949,400	2,125
Omnicom Group, Inc.	1,000,000	45,610
Pico Far East Holdings Ltd.	8,000,000	1,661
Proto Corp.	130,000	4,255
RKB Mainichi Broadcasting Corp.	50,000	539
Saga Communications, Inc. Class A (a)	375,077	15,472
STW Group Ltd.	3,000,000	2,834
Tow Co. Ltd. (e)	1,223,000	7,460
TVA Group, Inc. Class B (non-vtg.)	2,000,400	17,555
		410,008
Multiline Retail - 2.6%
Don Quijote Co. Ltd.	3,100,000	115,167
Hanwha Timeworld Co. Ltd.	88,960	1,612
Harvey Norman Holdings Ltd. (d)	22,050,000	48,221
Next PLC (e)	16,650,000	687,236
Tuesday Morning Corp. (a)(e)	4,310,697	14,656
Watts Co. Ltd. (e)	387,300	4,080
Zakkaya Bulldog Co. Ltd.	335,000	967
		871,939
Specialty Retail - 12.0%
ABC-Mart, Inc.	135,000	4,831
Abercrombie & Fitch Co. Class A (e)	6,500,000	298,610
Aeropostale, Inc. (a)(e)	8,177,100	133,859
Ascena Retail Group, Inc. (a)	650,000	22,991
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AT-Group Co. Ltd.	566,000	$ 7,120
AutoZone, Inc. (a)	900,000	313,092
Bed Bath & Beyond, Inc. (a)	6,600,000	400,620
Best Buy Co., Inc.	18,280,489	437,818
Big 5 Sporting Goods Corp. (e)	2,199,000	17,460
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,607,600	100,716
Brown Shoe Co., Inc. (d)(e)	3,250,000	30,713
Cash Converters International Ltd.	16,000,000	9,512
Chico's FAS, Inc.	1,700,000	19,448
Citi Trends, Inc. (a)(e)	1,166,801	10,525
Collective Brands, Inc. (a)	1,450,000	24,157
Destination Maternity Corp.	100,000	1,669
Fantastic Holdings Ltd.	25,000	55
Folli Follie Group (a)(e)	3,372,000	29,109
Fourlis Holdings SA (a)	250,000	497
GameStop Corp. Class A (a)(d)(e)	8,000,000	186,880
Glentel, Inc. (e)	1,950,000	43,269
Guess?, Inc.	3,500,000	105,000
Gulliver International Co. Ltd. (e)	1,011,500	39,475
Halfords Group PLC	400,000	2,011
Honeys Co. Ltd. (d)(e)	1,650,000	28,009
I A Group Corp. (e)	672,000	4,575
John David Group PLC	50,000	563
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	130,716
Jumbo SA (e)	11,000,000	52,226
K'S Denki Corp.	2,750,000	96,140
Kyoto Kimono Yuzen Co. Ltd. (e)	1,555,200	19,402
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	3,288
Leon's Furniture Ltd.	750,000	9,424
Lithia Motors, Inc. Class A (sub. vtg.)	1,587,894	35,267
Lowe's Companies, Inc.	230,000	6,171
Macintosh Retail Group NV	150,000	1,913
MarineMax, Inc. (a)(e)	1,425,335	11,716
Mr. Bricolage SA (e)	760,492	9,847
Nafco Co. Ltd. (e)	1,892,900	33,249
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	56,435
Pal Co. Ltd. (e)	810,000	33,790
Point, Inc.	25,000	1,025
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,466
Right On Co. Ltd.	610,000	4,777
RONA, Inc.	675,000	6,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc. (e)	12,500,000	$ 635,250
Second Chance Properties Ltd.	12,489,130	3,376
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,828,125	97
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	2,182,317	34,022
Staples, Inc.	22,000,000	321,860
Super Cheap Auto Group Ltd.	60,000	376
The Buckle, Inc. (d)	850,000	37,086
USS Co. Ltd. (e)	2,000,000	191,001
Workman Co. Ltd. (e)	1,428,000	41,399
		4,050,264
Textiles, Apparel & Luxury Goods - 2.7%
Adolfo Dominguez SA (a)	350,000	2,225
Arts Optical International Holdings Ltd. (e)	33,970,640	9,637
Bijou Brigitte Modische Accessoires AG (d)	45,000	4,179
Cherokee, Inc. (d)	200,411	2,158
Delta Apparel, Inc. (a)(e)	852,200	13,039
F&F Co. Ltd.	552,290	3,171
Fossil, Inc. (a)	2,600,000	247,130
Geox SpA (d)	1,000,000	3,317
Gildan Activewear, Inc. (e)	12,057,412	262,371
Hampshire Group Ltd. (a)(e)	920,000	2,300
Handsome Co. Ltd. (e)	2,436,150	73,089
Iconix Brand Group, Inc. (a)	850,000	15,649
JLM Couture, Inc. (a)(e)	197,100	256
K-Swiss, Inc. Class A (a)(d)	2,510,000	8,484
Li Ning Co. Ltd.	100,000	103
Marimekko Oyj	100,000	1,562
Movado Group, Inc.	359,910	6,626
Pandora A/S (d)	1,500,000	19,663
Rocky Brands, Inc. (a)(e)	696,200	7,728
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,859,399	46,930
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,334
Ted Baker PLC	250,000	2,936
Texwinca Holdings Ltd.	54,000,000	59,255
True Religion Apparel, Inc. (a)	10,000	362
TSI Holdings Co. Ltd. (a)	2,062,500	10,390
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,525
Van de Velde	75,000	3,649
Victory City International Holdings Ltd.	61,000,000	6,293
Youngone Corp.	700,000	16,546
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd. (e)	929,000	$ 43,007
Yue Yuen Industrial (Holdings) Ltd.	8,450,000	25,878
		908,792
TOTAL CONSUMER DISCRETIONARY		9,091,505
CONSUMER STAPLES - 8.2%
Beverages - 1.1%
Baron de Ley SA (a)	200,000	11,118
C&C Group PLC	1,100,285	4,525
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,850,000	184,965
Monster Beverage Corp. (a)	1,500,000	156,765
Muhak Co. Ltd. (e)	1,349,968	14,302
Treasury Wine Estates Ltd.	1,000	4
		371,679
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	125,000	3,757
Aoki Super Co. Ltd.	100,000	1,081
Belc Co. Ltd. (e)	2,086,000	33,905
Cosmos Pharmaceutical Corp. (d)(e)	1,900,000	89,355
Create SD Holdings Co. Ltd. (e)	2,106,100	47,852
CVS Caremark Corp.	2,000,000	83,500
Daikokutenbussan Co. Ltd.	550,000	16,017
Dong Suh Companies, Inc.	772,388	22,279
Fyffes PLC (Ireland) (e)	33,000,000	16,618
Growell Holdings Co. Ltd.	340,987	8,396
Halows Co. Ltd. (e)	1,401,500	13,513
Ingles Markets, Inc. Class A	531,521	9,264
Kroger Co.	750,000	17,820
Kusuri No Aoki Co. Ltd.	145,300	2,989
Majestic Wine PLC	400,016	2,509
Marukyu Co. Ltd.	50,000	538
Maxvalu Nishinihon Co. Ltd.	25,000	409
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	596,440
North West Co., Inc.	650,000	12,575
Safeway, Inc. (d)	12,650,000	278,047
San-A Co. Ltd.	375,000	15,201
Shoppers Drug Mart Corp.	5,000,000	206,931
Sligro Food Group NV	1,800,000	50,794
Sundrug Co. Ltd.	2,225,000	65,936
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)(e)	12,600,000	$ 87,066
Tesco PLC	500,000	2,518
Total Produce PLC	9,600,000	4,709
Village Super Market, Inc. Class A	120,000	3,810
Walgreen Co.	1,960,000	65,386
Yaoko Co. Ltd.	725,000	24,309
		1,783,524
Food Products - 1.6%
Aryzta AG	1,850,000	85,439
Cranswick PLC	200,000	2,459
Dean Foods Co. (a)(e)	12,500,000	134,500
Dutch Lady Milk Industries Bhd	250,000	2,112
Food Empire Holdings Ltd. (e)	52,900,000	13,668
Fresh Del Monte Produce, Inc. (e)	6,359,900	155,690
Global Bio-Chem Technology Group Co. Ltd.	13,000,000	2,933
Greggs PLC	1,325,000	10,650
Hilton Food Group PLC	100,000	407
Industrias Bachoco SA de CV sponsored ADR	999,339	20,067
Iwatsuka Confectionary Co. Ltd.	13,200	482
Nam Yang Dairy Products	11,000	8,412
Pacific Andes (Holdings) Ltd.	86,211,183	15,421
Pacific Andes International Holdings Ltd.	54,992,872	5,247
People's Food Holdings Ltd. (a)	40,100,000	21,997
President Rice Products PCL	1,000,000	1,355
Robert Wiseman Dairies PLC	750,000	4,592
Rocky Mountain Chocolate Factory, Inc. (e)	503,917	4,364
Samyang Genex Co. Ltd.	145,795	7,853
Select Harvests Ltd. (e)	5,196,000	9,819
Sunjin Co. Ltd. (a)(e)	813,630	5,070
Sunjin Holdings Co. Ltd. (a)(e)	138,537	2,516
Synear Food Holdings Ltd.	39,000,000	4,186
United Food Holdings Ltd.	22,400,000	962
Yutaka Foods Corp.	147,500	2,808
		523,009
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	266
Atrium Innovations, Inc. (a)	1,400,000	16,475
Avon Products, Inc.	1,140,000	20,258
CCA Industries, Inc.	179,095	894
Inter Parfums, Inc.	600,073	10,021
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)(e)	1,143,504	$ 14,694
Physicians Formula Holdings, Inc. (a)	626,100	1,891
Sarantis SA (a)	1,299,952	3,639
USANA Health Sciences, Inc. (a)(d)	420,000	14,608
		82,746
Tobacco - 0.0%
Imperial Tobacco Group PLC	25,000	894
Karelia Tobacco Co., Inc.	2,452	257
		1,151
TOTAL CONSUMER STAPLES		2,762,109
ENERGY - 6.2%
Energy Equipment & Services - 2.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	17,225
Bristow Group, Inc.	1,600,017	78,497
BW Offshore Ltd.	5,000,000	7,550
Cal Dive International, Inc. (a)(e)	6,624,500	19,940
CE Franklin Ltd. (a)(e)	1,475,000	12,430
Divestco, Inc. (a)(e)	3,586,000	572
Essential Energy Services Ltd. (a)	250,000	511
Farstad Shipping ASA (e)	3,200,000	86,716
Flint Energy Services Ltd. (a)(f)	300,000	4,422
Fugro NV (Certificaten Van Aandelen) unit	1,600,027	105,161
Hercules Offshore, Inc. (a)	2,750,000	12,348
Nabors Industries Ltd. (a)	1,060,000	19,737
Noble Corp.	1,147	40
Oil States International, Inc. (a)	2,000,000	159,380
Patterson-UTI Energy, Inc.	605,000	11,416
Precision Drilling Corp. (a)	5,150,000	52,848
ProSafe ASA	7,900,000	61,262
Rowan Companies, Inc. (a)	689,700	23,457
Solstad Offshore ASA	1,250,000	20,985
Total Energy Services, Inc. (e)	2,500,000	41,935
Unit Corp. (a)(e)	3,800,000	171,950
		908,382
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc. (e)	319,268	12,174
AOC Holdings, Inc. (e)	6,050,000	41,508
Beach Energy Ltd. (d)	18,500,000	29,067
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	20,900,000	$ 463,043
Great Eastern Shipping Co. Ltd.	4,360,000	20,486
Hankook Shell Oil Co. Ltd. (e)	68,000	12,895
HollyFrontier Corp.	908,256	26,648
Marathon Oil Corp.	4,663,000	146,372
Michang Oil Industrial Co. Ltd. (e)	173,900	7,307
Stone Energy Corp. (a)	750,000	21,038
Sunoco, Inc.	1,800,000	69,048
Tesoro Corp. (a)	4,900,000	122,647
Tsakos Energy Navigation Ltd.	725,000	4,843
W&T Offshore, Inc. (d)(e)	4,000,100	86,442
Williams Companies, Inc.	310,300	8,943
World Fuel Services Corp.	2,000,022	90,761
WPX Energy, Inc.	1,000,000	16,480
		1,179,702
TOTAL ENERGY		2,088,084
FINANCIALS - 8.5%
Capital Markets - 0.3%
ABG Sundal Collier ASA	50,000	38
AllianceBernstein Holding LP	510,000	7,762
Federated Investors, Inc. Class B (non-vtg.) (d)	600,000	10,248
GFI Group, Inc.	523,800	2,425
Investment Technology Group, Inc. (a)	675,000	7,655
Kyokuto Securities Co. Ltd.	10,000	67
Morgan Stanley	5,000	93
State Street Corp.	1,150,000	45,057
Tullett Prebon PLC	1,600,000	7,509
Waddell & Reed Financial, Inc. Class A	550,000	15,098
		95,952
Commercial Banks - 1.1%
Bank of Ireland (a)	646,000,040	96,472
Bank of the Ozarks, Inc. (d)	25,000	700
BBCN Bancorp, Inc. (a)	1,700,000	17,204
Cathay General Bancorp (e)	4,125,000	64,928
Codorus Valley Bancorp, Inc.	138,734	1,408
Dimeco, Inc.	29,140	983
East West Bancorp, Inc.	4,000,000	87,840
First Bancorp, Puerto Rico (a)(d)	199,999	740
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (g)	7,428,572	$ 24,737
First Financial Service Corp. (a)(d)	102,373	259
Irish Bank Resolution Corp. Ltd. (a)	9,500,373	0
National Penn Bancshares, Inc.	535,226	4,651
North Valley Bancorp (a)(e)	650,000	6,513
Norwood Financial Corp.	31,801	861
OmniAmerican Bancorp, Inc. (a)	6,888	113
Oriental Financial Group, Inc. (e)	2,504,542	28,652
Orrstown Financial Services, Inc.	20,000	151
Pacific Premier Bancorp, Inc. (a)(e)	948,105	7,168
Popular, Inc. (a)	18,000,000	28,260
Sandy Spring Bancorp, Inc.	25,000	457
Sparebanken More (primary capital certificate)	92,008	2,791
Sparebanken Rogaland (primary capital certificate)	1,061,327	7,181
The First Bancorp, Inc.	9,711	155
West End Indiana Bancshares, Inc.	12,000	133
Wilshire Bancorp, Inc. (a)	200,000	700
		383,057
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	105,000	826
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	9,034
Nicholas Financial, Inc.	200,827	2,595
		12,455
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	158
NICE Holdings Co. Ltd.	56,147	2,524
NICE Information Service Co. Ltd.	255,334	5,467
Ricoh Leasing Co. Ltd.	50,000	1,185
The NASDAQ Stock Market, Inc. (a)	400,000	9,912
		19,246
Insurance - 6.3%
Admiral Group PLC	1,100,000	16,313
AEGON NV (a)	40,000,000	194,311
AFLAC, Inc.	395,000	19,051
Amlin PLC	3,500,000	18,754
April	1,000,000	16,192
Assurant, Inc. (e)	5,581,000	221,008
Axis Capital Holdings Ltd. (e)	8,150,000	250,857
Employers Holdings, Inc.	675,000	12,123
Endurance Specialty Holdings Ltd. (e)	2,600,000	97,240
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
FBD Holdings PLC	20,000	$ 183
FBL Financial Group, Inc. Class A	325,110	11,294
Genworth Financial, Inc. Class A (a)	14,500,000	111,795
Hartford Financial Services Group, Inc.	7,750,000	135,780
HCC Insurance Holdings, Inc.	960,000	26,650
Lincoln National Corp.	8,350,000	179,859
National Interstate Corp. (e)	1,118,933	29,215
National Western Life Insurance Co. Class A	148,870	21,506
Primerica, Inc.	650,000	15,925
Progressive Corp.	600,000	12,168
Protective Life Corp.	2,400,000	60,024
RenaissanceRe Holdings Ltd. (e)	3,100,000	226,641
Symetra Financial Corp.	175,000	1,614
Torchmark Corp.	600,000	27,402
Tower Group, Inc.	325,000	7,017
Unum Group (e)	15,900,000	362,997
Validus Holdings Ltd.	2,000,812	64,166
		2,140,085
Real Estate Investment Trusts - 0.0%
Nieuwe Steen Investments NV	112,125	1,379
Nieuwe Steen Investments NV warrants 4/1/13 (a)	125,000	0
Rouse Properties, Inc. (a)	175,000	2,163
		3,542
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	1,177
Devine Ltd.	2,125,000	1,647
Relo Holdings Corp. (e)	1,214,800	32,987
Tejon Ranch Co. (a)	300,000	8,550
		44,361
Thrifts & Mortgage Finance - 0.5%
Bank Mutual Corp.	125,000	501
Beneficial Mutual Bancorp, Inc. (a)	200,000	1,770
Capitol Federal Financial, Inc.	100,000	1,155
Fox Chase Bancorp, Inc. (d)	571,900	7,229
Genworth MI Canada, Inc. (e)	5,650,000	128,129
Hudson City Bancorp, Inc.	3,900,000	26,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
North Central Bancshares, Inc. (e)	134,461	$ 2,427
WSB Holdings, Inc. (a)	16,329	48
		167,506
TOTAL FINANCIALS		2,866,204
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Amgen, Inc.	3,000,000	203,730
Gentium SpA sponsored ADR (a)	25,000	194
		203,924
Health Care Equipment & Supplies - 1.3%
Atrion Corp.	10,000	2,444
Exactech, Inc. (a)	342,898	5,672
Hoshiiryou Sanki Co. Ltd. (e)	280,000	7,456
Huvitz Co. Ltd. (e)	900,000	7,796
Integra LifeSciences Holdings Corp. (a)	320,000	9,446
Mani, Inc.	335,000	11,668
Medical Action Industries, Inc. (a)(e)	1,634,280	8,662
Medtronic, Inc.	3,990,000	153,894
Microlife Corp.	2,760,000	4,476
Nakanishi, Inc.	271,300	26,657
Prim SA (e)	1,615,000	8,175
Span-America Medical System, Inc. (e)	269,900	4,097
St. Shine Optical Co. Ltd.	400,200	4,233
Syneron Medical Ltd. (a)(e)	2,140,544	23,246
Techno Medica Co. Ltd.	86	329
Theragenics Corp. (a)(e)	3,304,620	5,552
Top Glove Corp. Bhd	1,000,000	1,664
Utah Medical Products, Inc. (e)	438,418	12,675
Value Added Technologies Co. Ltd.	650,000	4,317
Young Innovations, Inc. (e)	750,000	22,905
Zimmer Holdings, Inc.	2,000,000	121,500
		446,864
Health Care Providers & Services - 9.0%
A/S One Corp.	190,000	4,070
Advocat, Inc. (e)	351,269	2,002
Almost Family, Inc. (a)(e)	936,814	17,650
Amedisys, Inc. (a)(d)(e)	2,882,000	30,261
AMERIGROUP Corp. (a)(e)	4,850,000	329,849
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)(e)	2,350,000	$ 60,513
Bio-Reference Laboratories, Inc. (a)	220,000	4,257
Corvel Corp. (a)	100,054	4,871
Coventry Health Care, Inc. (a)(e)	14,793,492	444,840
DVx, Inc.	97,100	1,392
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	10,617
Healthways, Inc. (a)(e)	1,747,900	13,214
Henry Schein, Inc. (a)	100,000	7,089
LHC Group, Inc. (a)(e)	1,880,839	27,874
LifePoint Hospitals, Inc. (a)	1,881,806	75,630
Lincare Holdings, Inc. (e)	13,453,537	345,621
Medica Sur SA de CV	325,500	601
Mediq NV	25,000	398
MEDNAX, Inc. (a)	100,000	7,122
Metropolitan Health Networks, Inc. (a)	25,000	201
National Healthcare Corp.	6,700	297
Patterson Companies, Inc.	3,700,000	119,177
Pelion SA	50,000	505
Psychemedics Corp.	115,000	1,118
Rhoen-Klinikum AG	800,000	16,580
Triple-S Management Corp. (a)(e)	1,957,734	41,758
Tsukui Corp. (d)	325,000	3,577
U.S. Physical Therapy, Inc.	50,000	1,020
United Drug PLC:
(Ireland)	9,400,000	23,975
(United Kingdom)	533,719	1,346
UnitedHealth Group, Inc.	23,000,000	1,191,135
Universal American Spin Corp. (a)	1,550,000	17,035
VCA Antech, Inc. (a)	1,770,000	39,613
Wellcare Health Plans, Inc. (a)	1,000,000	59,760
WellPoint, Inc.	2,250,000	144,720
Win International Co., Ltd. (e)	800,071	6,476
		3,056,164
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	981
ND Software Co. Ltd.	31,000	660
		1,641
Life Sciences Tools & Services - 0.1%
ICON PLC sponsored ADR (a)	1,800,000	35,118
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Bukwang Pharmaceutical Co. Ltd.	50,000	$ 688
Daewon Pharmaceutical Co. Ltd. (e)	1,419,990	8,660
DongKook Pharmaceutical Co. Ltd. (e)	447,272	6,968
Endo Pharmaceuticals Holdings, Inc. (a)	5,175,000	192,355
Forest Laboratories, Inc. (a)	2,100,000	66,738
Fornix Biosciences NV	260,000	216
Fuji Pharma Co. Ltd.	19,500	305
Hanmi Holdings Co. Ltd.	104,947	1,864
Hospira, Inc. (a)	3,700,000	127,502
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	16,503
Jeil Pharmaceutical Co. (e)	1,469,930	18,059
Kaken Pharmaceutical Co. Ltd.	10,000	132
KunWha Pharmaceutical Co., Ltd. (e)	325,900	3,772
Kwang Dong Pharmaceutical Co. Ltd.	25,000	98
Merck & Co., Inc.	1,300,000	49,738
Pacific Pharmaceutical Co. Ltd.	81,000	1,511
Recordati SpA	6,105,534	48,354
Torii Pharmaceutical Co. Ltd.	620,000	11,785
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	10,316
Yuyu Pharma, Inc.	255,000	1,358
		566,922
TOTAL HEALTH CARE		4,310,633
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.4%
CAE, Inc.	6,500,000	71,693
Ceradyne, Inc. (a)	450,831	14,918
Ducommun, Inc.	71,280	1,030
Magellan Aerospace Corp. (a)	555,000	1,716
Meggitt PLC	2,708,000	15,492
Moog, Inc. Class A (a)	1,000,000	42,620
		147,469
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,211
Kintetsu World Express, Inc.	500,000	14,981
Pacer International, Inc. (a)(e)	2,021,201	12,208
Sinwa Ltd. (a)(e)	21,000,000	1,870
Yusen Logistics Co. Ltd. (e)	4,221,500	57,870
		89,140
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	$ 0
Pinnacle Airlines Corp. (a)	859,096	1,211
Republic Airways Holdings, Inc. (a)(e)	3,740,000	20,607
SkyWest, Inc.	1,540,000	19,712
		41,530
Building Products - 0.2%
AAON, Inc.	1,000,000	20,250
Apogee Enterprises, Inc.	7,700	106
Insteel Industries, Inc. (e)	1,184,330	15,159
Kingspan Group PLC (Ireland)	2,300,000	21,485
Kondotec, Inc. (e)	2,000,000	13,039
		70,039
Commercial Services & Supplies - 2.0%
Aeon Delight Co. Ltd.	475,000	9,752
AJIS Co. Ltd. (e)	538,500	8,555
Asia File Corp. Bhd	348,000	413
Avery Dennison Corp. (e)	10,619,600	288,322
Corrections Corp. of America (a)	674,000	15,859
Fursys, Inc. (e)	774,994	23,734
HNI Corp.	250,000	6,783
Industrial Services of America, Inc. (a)(d)	84,200	488
Knoll, Inc. (e)	4,475,000	71,421
Mitie Group PLC (e)	24,025,000	96,362
Moshi Moshi Hotline, Inc.	620,000	5,701
Multi-Color Corp.	595,110	13,634
NICE e-Banking Services (e)	2,599,700	4,791
Republic Services, Inc.	720,000	21,082
RPS Group PLC	1,500,000	4,929
Teems, Inc. (e)	124,950	1,207
United Stationers, Inc. (e)	2,431,544	78,612
VICOM Ltd.	3,268,000	9,483
		661,128
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	1,050,000	24,035
Arcadis NV	1,275,000	24,623
Astaldi SpA	100,000	661
Aveng Ltd.	625,000	2,780
Bird Construction, Inc. (d)	25,000	322
Daiichi Kensetsu Corp. (e)	1,709,600	15,475
Dongyang Engineering & Construction Corp. (e)	289,500	1,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc.	1,000,000	$ 28,830
EPCO Co. Ltd.	50,000	758
Foster Wheeler AG (a)	875,700	19,668
Granite Construction, Inc.	250,000	6,658
Hanil Construction Co. Ltd. (a)	18,379	36
Heijmans NV unit	10,000	118
Imtech NV (d)	1,525,768	47,137
Jacobs Engineering Group, Inc. (a)	6,147,000	275,140
Kaneshita Construction Co. Ltd.	602,000	2,527
Kier Group PLC	100,000	2,112
Koninklijke BAM Groep NV	1,800,000	7,769
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	11,090
Kyowa Exeo Corp.	3,000	30
Meisei Industrial Co. Ltd.	1,250,000	3,509
Mirait Holdings Corp.	2,449,940	19,605
Sanyo Engineering & Construction, Inc.	900,000	3,247
Severfield-Rowen PLC	1,000,000	3,093
Shinnihon Corp.	1,800,000	5,573
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,059
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,055,807	12,680
Tutor Perini Corp. (a)	1,420,000	21,570
United Integration Services Co. Ltd.	2,700,000	2,577
Vianini Lavori SpA	675,000	2,949
		550,226
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,000,000	4,198
Aros Quality Group AB	665,819	4,062
AZZ, Inc. (e)	1,110,000	54,490
Canare Electric Co. Ltd. (d)	160,000	2,519
Chiyoda Integre Co. Ltd.	522,500	6,443
Deswell Industries, Inc.	477,800	1,022
Dynapack International Technology Corp.	200,000	993
Fushi Copperweld, Inc. (a)(e)	2,932,800	24,372
FW Thorpe PLC	504,300	6,656
General Cable Corp. (a)	511,000	15,769
Graphite India Ltd.	2,200,000	3,339
I-Sheng Electric Wire & Cable Co. Ltd. (a)(e)	11,000,000	14,031
Jinpan International Ltd. (d)	382,640	3,348
Korea Electric Terminal Co. Ltd. (e)	700,000	13,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Nexans SA (d)	200,000	$ 12,416
PK Cables OY	250,000	4,715
Prysmian SpA	425,000	6,381
Servotronics, Inc.	50,000	450
Universal Security Instruments, Inc. (a)(e)	241,255	1,402
		180,565
Industrial Conglomerates - 0.9%
DCC PLC (Ireland) (e)	8,310,000	200,534
Reunert Ltd.	1,200,000	10,000
Seaboard Corp.	47,600	92,416
		302,950
Machinery - 1.7%
Aalberts Industries NV (e)	10,143,528	190,186
Actuant Corp. Class A	1,140,000	28,899
ASL Marine Holdings Ltd.	17,500,000	6,956
CKD Corp. (e)	5,525,000	42,690
Foremost Income Fund (e)	2,141,103	15,480
Gencor Industries, Inc. (a)	391,000	2,803
Hardinge, Inc.	236,600	2,515
Harsco Corp.	477,700	10,619
Hurco Companies, Inc. (a)(e)	631,800	14,892
Hwacheon Machine Tool Co. Ltd. (e)	219,900	8,839
Ihara Science Corp. (e)	875,000	6,164
Industrea Ltd.	50,000	61
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,564
Jaya Holdings Ltd. (a)(e)	74,670,000	34,431
John Bean Technologies Corp.	30,000	492
Kyowakogyosyo Co.,Ltd.	140,000	1,589
NACCO Industries, Inc. Class A	310,000	31,682
Nadex Co. Ltd. (e)	651,000	2,246
Nichidai Corp.	150,000	634
Nitta Corp.	75,000	1,400
Oshkosh Truck Corp. (a)	4,320,000	104,890
S&T Holdings Co. Ltd.	700,020	8,133
Semperit AG Holding	550,000	23,488
Takamatsu Machinery Co., Ltd.	105,000	547
Takeuchi Manufacturing Co. Ltd. (a)	270,000	2,115
Tocalo Co. Ltd.	560,000	12,628
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Trifast PLC (a)	3,715,000	$ 2,518
Trinity Industrial Corp.	665,000	2,451
		564,912
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	221
Tokyo Kisen Co. Ltd. (e)	1,000,000	6,428
		6,649
Professional Services - 0.7%
Akka Technologies SA	60,000	1,612
Boardroom Ltd.	3,000,000	1,216
Clarius Group Ltd.	4,142,382	1,891
Corporate Executive Board Co.	100,000	3,933
CRA International, Inc. (a)(e)	600,000	12,966
en-japan, Inc.	6,100	6,642
Equifax, Inc.	2,900,000	113,013
Hyder Consulting PLC	625,000	3,866
RCM Technologies, Inc. (a)(e)	1,299,917	7,072
SmartPros Ltd.	125,000	231
Sporton International, Inc. (e)	6,849,000	14,580
Stantec, Inc. (a)(e)	2,640,000	73,454
Synergie SA	210,684	2,342
Temp Holdings Co., Ltd. (d)	325,000	3,176
VSE Corp.	167,400	4,388
		250,382
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	16,394
Con-way, Inc.	501,000	15,902
Contrans Group, Inc.:
(sub. vtg.) (a)(f)	130,000	1,154
Class A	1,251,900	11,111
Hamakyorex Co. Ltd. (e)	521,100	16,037
Hutech Norin Co. Ltd. (e)	1,043,700	10,474
Sakai Moving Service Co. Ltd. (e)	778,000	17,473
Trancom Co. Ltd. (e)	1,032,400	20,098
Universal Truckload Services, Inc.	500,000	8,890
Vitran Corp., Inc. (a)	737,051	5,197
		122,730
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	$ 11,497
Grafton Group PLC unit	6,700,017	23,564
Hanwa Co. Ltd.	3,500,000	16,713
Houston Wire & Cable Co. (d)(e)	1,070,000	15,269
KS Energy Services Ltd. (a)	14,100,000	11,098
MFC Industrial Ltd.	36,538	282
Otec Corp.	125,000	818
Parker Corp. (e)	2,400,000	5,132
Richelieu Hardware Ltd.	350,000	10,401
Senshu Electric Co. Ltd. (e)	1,080,000	13,771
Strongco Corp. (a)(e)	1,025,288	6,145
Tanaka Co. Ltd.	100,000	565
TECHNO ASSOCIE CO., LTD.	180,000	1,514
Totech Corp. (d)	200,000	745
Uehara Sei Shoji Co. Ltd.	1,100,000	4,964
Wakita & Co. Ltd.	650,000	5,125
Yamazen Co. Ltd.	1,050,000	8,182
		135,785
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	9,298
Meiko Transportation Co. Ltd.	905,000	8,370
		17,668
TOTAL INDUSTRIALS		3,141,173
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.1%
Aastra Technologies Ltd. (e)	1,175,000	19,791
Bel Fuse, Inc. Class A	314,963	6,469
Black Box Corp. (e)	1,800,840	55,682
Blonder Tongue Laboratories, Inc. (a)	152,040	210
Brocade Communications Systems, Inc. (a)	2,000,000	11,220
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	2,287
Cisco Systems, Inc.	5,000,000	98,150
ClearOne Communications, Inc. (a)(e)	455,495	2,268
Comtech Telecommunications Corp. (e)	1,300,000	40,118
Ditech Networks, Inc. (a)(e)	1,810,000	1,466
Harris Corp.	75,000	3,075
NEC Mobiling Ltd.	300,000	10,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nera Telecommunications Ltd.	9,000,000	$ 3,041
NETGEAR, Inc. (a)	1,112,620	44,305
Optical Cable Corp.	300,000	1,062
Tessco Technologies, Inc.	70,000	1,247
TKH Group NV unit	3,000,000	68,667
		369,511
Computers & Peripherals - 3.2%
Compal Electronics, Inc.	153,500,000	172,198
Logitech International SA (Reg.) (a)(d)	7,600,000	58,182
Pinnacle Technology Holdings Ltd.	6,989,000	11,604
QLogic Corp. (a)	775,000	13,423
Quantum Corp. (a)	4,250,000	10,710
Rimage Corp. (e)	966,192	12,019
Roland DG Corp.	210,000	2,416
Seagate Technology (e)	31,500,000	665,910
Super Micro Computer, Inc. (a)(e)	2,703,500	45,635
Synaptics, Inc. (a)	337,000	12,910
TPV Technology Ltd.	58,500,000	14,936
Western Digital Corp. (a)	700,000	25,445
Xyratex Ltd. (e)	2,080,000	33,030
		1,078,418
Electronic Equipment & Components - 3.5%
A&D Co. Ltd. (e)	1,650,000	5,476
Arrow Electronics, Inc. (a)	166,200	6,862
Beijer Electronics AB	150,000	1,400
CNB Technology, Inc.	110,000	883
Delta Electronics PCL (For. Reg.)	25,000,000	17,264
DigiTech Systems Co., Ltd. (a)	280,000	3,116
Dolby Laboratories, Inc. Class A (a)	255,000	9,274
Elec & Eltek International Co. Ltd.	1,800,000	4,752
Elematec Corp. (d)(e)	1,810,000	32,767
Excel Co. Ltd. (e)	909,800	9,309
Fabrinet (a)	60,000	988
Hanla IMS Co. Ltd.	22,420	94
Hi-P International Ltd.	20,802,000	10,998
Hon Hai Precision Industry Co. Ltd. (Foxconn)	118,800,000	382,552
Huan Hsin Holdings Ltd. (a)	7,200,000	469
Image Sensing Systems, Inc. (a)(e)	365,685	2,340
Insight Enterprises, Inc. (a)	1,600,127	29,538
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	7,231
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	$ 11,004
INTOPS Co. Ltd. (e)	859,900	15,158
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	42,000,000	144,870
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	196
Kingboard Laminates Holdings Ltd.	9,000,000	4,816
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,102
Mesa Laboratories, Inc. (e)	317,500	14,113
Multi-Fineline Electronix, Inc. (a)	350,000	8,701
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,699,000	11,458
Nippo Ltd. (e)	797,600	4,290
Orbotech Ltd. (a)(e)	3,100,000	32,395
Posiflex Technologies, Inc.	1,801,629	2,940
Rofin-Sinar Technologies, Inc. (a)	398,865	11,316
ScanSource, Inc. (a)(e)	2,000,000	75,140
SED International Holdings, Inc. (a)(e)	475,000	1,287
Shibaura Electronics Co. Ltd. (e)	777,800	13,489
Shinko Shoji Co. Ltd.	50,000	428
Sigmatron International, Inc. (a)(e)	381,880	1,409
Store Electronic Systems SA (a)	21,950	298
SYNNEX Corp. (a)(e)	3,501,000	126,666
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	331
Tomen Devices Corp. (e)	559,400	13,789
Tomen Electronics Corp. (e)	1,492,400	19,636
Venture Corp. Ltd. (e)	23,000,000	132,019
VST Holdings Ltd. (a)(e)	91,724,000	13,956
Winland Electronics, Inc. (a)(e)	275,000	184
Wireless Telecom Group, Inc. (a)(e)	1,767,712	2,210
XAC Automation Corp. (e)	9,430,000	9,766
		1,198,280
Internet Software & Services - 1.3%
Daou Technology, Inc.	1,581,290	19,146
DeNA Co. Ltd.	305,000	7,718
eBay, Inc. (a)	7,500,000	237,000
Gabia, Inc.	400,000	2,336
Gurunavi, Inc.	282,600	3,262
j2 Global, Inc. (e)	3,780,000	101,909
Jorudan Co. Ltd. (e)	525,000	3,333
Macromill, Inc.	5,000	49
Meetic (e)	1,665,000	26,851
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Melbourne IT Ltd. (e)	8,050,000	$ 13,673
Monster Worldwide, Inc. (a)	300,000	2,160
NetGem SA	1,000,000	3,257
Rentabiliweb Group SA	75,000	638
Softbank Technology Corp. (e)	700,000	5,730
The Stanley Gibbons Group PLC	800,000	2,263
UANGEL Corp. (e)	1,200,000	5,336
United Internet AG	50,000	934
Web.com, Inc. (a)	871,000	11,149
		446,744
IT Services - 3.6%
Accenture PLC Class A	100,000	5,734
ALTEN	555,000	15,342
Amdocs Ltd. (a)	8,240,000	242,586
Argo Graphics, Inc. (e)	526,500	7,266
Calian Technologies Ltd. (e)	778,500	14,518
Cielo SA	40,000	1,192
Computer Sciences Corp.	6,200,000	160,146
Computer Services, Inc.	190,600	5,909
Convergys Corp. (a)	800,000	10,648
CSE Global Ltd. (e)	46,905,000	33,934
Data#3 Ltd.	300,000	398
EOH Holdings Ltd. (e)	8,322,000	31,371
Groupe Steria SCA	1,005	20
HCL Technologies Ltd.	1,630,000	14,407
Heartland Payment Systems, Inc. (e)	3,500,000	84,000
HIQ International AB	900,000	4,644
Indra Sistemas (d)(e)	16,413,000	216,069
Jack Henry & Associates, Inc.	1,800,432	61,575
Know IT AB (d)(e)	1,650,000	13,948
ManTech International Corp. Class A	365,563	12,850
Mastek Ltd. (a)(e)	2,025,000	3,501
Matsushita Electric Works Information Systems Co. Ltd.	500,000	13,774
NCI, Inc. Class A (a)(e)	800,000	5,856
NeuStar, Inc. Class A (a)	375,000	13,691
Patni Computer Systems Ltd. sponsored ADR (a)	258,566	4,776
Rolta India Ltd.	2,699,942	4,310
SAIC, Inc. (a)	3,050,000	39,223
SinoCom Software Group Ltd. (e)	78,334,000	6,667
Softcreate Co., Ltd.	110,500	1,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	2,573,000	$ 49,144
Total System Services, Inc.	5,700,000	122,208
		1,201,322
Office Electronics - 0.2%
Xerox Corp.	10,000,000	77,500
Semiconductors & Semiconductor Equipment - 1.2%
Alpha & Omega Semiconductor Ltd. (a)	1,199,694	11,133
Axell Corp. (d)(e)	925,000	20,167
Diodes, Inc. (a)(e)	4,560,000	117,557
Entegris, Inc. (a)	843,771	8,083
Gennum Corp. (e)	3,050,000	41,001
GSI Technology, Inc. (a)	20,000	99
KEC Holdings Co. Ltd. (a)(e)	1,399,999	2,131
Lasertec Corp.	362,000	5,523
Leeno Industrial, Inc.	175,000	3,241
Marvell Technology Group Ltd. (a)	800,000	12,424
MediaTek, Inc.	500,000	4,773
Melexis NV (e)	3,350,000	49,951
Miraial Co. Ltd.	216,900	3,087
Nextchip Co. Ltd. (e)	1,070,110	10,337
Novatek Microelectronics Corp.	1,675,000	4,760
Omnivision Technologies, Inc. (a)	804,000	10,701
ON Semiconductor Corp. (a)	1,025,000	8,918
Powertech Technology, Inc.	9,460,000	23,654
Sunplus Technology Co. Ltd.	7,000,000	2,578
Telechips, Inc. (e)	1,058,800	6,108
Tessera Technologies, Inc. (a)	775,000	15,345
Trio-Tech International (a)(e)	322,543	761
UKC Holdings Corp. (e)	1,570,000	16,497
Varitronix International Ltd. (e)	16,500,000	7,000
Y. A. C. Co., Ltd.	300,000	2,546
		388,375
Software - 5.8%
AdaptIT Holdings Ltd.	3,200,000	430
Adobe Systems, Inc. (a)	1,530,000	47,354
ANSYS, Inc. (a)(e)	5,100,000	308,499
Axway Software SA (a)	5,000	98
Cybernet Systems Co. Ltd. (e)	20,500	5,704
DTS Corp.	176,500	2,299
Ebix, Inc. (d)(e)	2,110,000	52,286
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Exact Holdings NV	725,000	$ 16,609
Geodesic Ltd. (e)	4,873,000	4,601
ICSA (India) Ltd.	1,599,999	1,013
ICT Automatisering NV (d)(e)	874,000	3,109
IGE + XAO SA	30,000	1,013
Infomedia Ltd. (e)	16,200,000	3,440
init innovation in traffic systems AG	10,000	186
JDA Software Group, Inc. (a)	229,240	6,756
Kingdee International Software Group Co. Ltd.	1,000,000	298
KSK Co., Ltd. (e)	623,100	3,678
Mentor Graphics Corp. (a)	901,000	12,497
Metrologic Group	7,058	211
Micro Focus International PLC	22,000	147
MICROS Systems, Inc. (a)	100,036	4,973
Microsoft Corp.	34,600,000	1,021,738
Net 1 UEPS Technologies, Inc. (a)	550,000	5,830
NSD Co. Ltd.	250,000	2,178
Nucleus Software Exports Ltd.	1,050,000	1,515
Oracle Corp.	13,000,000	366,600
Parametric Technology Corp. (a)	627,000	15,782
Playtech Ltd.	10,000	47
Pro-Ship, Inc.	147,600	3,001
Progress Software Corp. (a)	528,300	12,325
Sage Group PLC	650,000	3,003
Shanda Games Ltd. sponsored ADR	200,000	712
Societe Pour L'Informatique Industrielle SA (e)	1,228,629	7,553
Software AG (Bearer)	1,320,000	43,007
SWORD Group (e)	571,130	9,614
Vasco Data Security International, Inc. (a)	55,000	464
Vitec Software Group AB	9,000	83
Zensar Technologies Ltd.	300,000	1,052
		1,969,705
TOTAL INFORMATION TECHNOLOGY		6,729,855
MATERIALS - 3.8%
Chemicals - 2.4%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	4,338
American Vanguard Corp. (d)	384,628	5,781
C. Uyemura & Co. Ltd. (e)	653,800	25,730
Chase Corp. (e)	894,586	11,898
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Core Molding Technologies, Inc. (a)	314,306	$ 2,672
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	6,900,026	19,238
Deepak Nitrite Ltd. (e)	652,891	1,980
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	9,889
FMC Corp.	2,000,000	185,360
Fujikura Kasei Co., Ltd. (e)	3,271,600	16,609
Gujarat Narmada Valley Fertilizers Co.	3,850,000	6,531
Gujarat State Fertilizers & Chemicals Ltd.	2,550,000	19,325
Honshu Chemical Industry Co., Ltd. (e)	800,000	5,405
Innospec, Inc. (a)	1,150,000	37,226
KPC Holdings Corp.	43,478	1,589
KPX Chemical Co. Ltd.	163,083	8,522
Kraton Performance Polymers, Inc. (a)	1,450,000	41,238
LyondellBasell Industries NV Class A	325,000	14,008
Miwon Chemicals Co. Ltd. (a)	36,485	716
Miwon Commercial Co. Ltd.	13,552	1,132
Muto Seiko Co. Ltd.	139,000	766
Nuplex Industries Ltd.	1,044,996	2,148
OM Group, Inc. (a)(e)	3,245,000	88,037
SK Kaken Co. Ltd.	390,000	16,320
Soda Aromatic Co. Ltd.	60,000	535
Soken Chemical & Engineer Co. Ltd. (e)	805,000	7,561
Solutia, Inc.	620,000	17,050
T&K Toka Co. Ltd. (e)	700,000	8,512
Thai Carbon Black PCL (For. Reg.)	11,600,000	9,545
Thai Rayon PCL (For. Reg.)	3,200,000	7,435
Yara International ASA	4,750,000	191,137
Yip's Chemical Holdings Ltd. (e)	31,002,000	23,386
		791,619
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	2,961
Mitani Sekisan Co. Ltd. (e)	1,339,000	10,627
Titan Cement Co. SA (Reg.)	575,000	9,634
		23,222
Containers & Packaging - 0.5%
Ball Corp.	314,130	12,333
Chuoh Pack Industry Co. Ltd. (e)	409,000	4,775
Kohsoku Corp. (e)	2,097,300	18,131
Silgan Holdings, Inc.	2,600,000	108,056
Starlite Holdings Ltd.	3,000,000	128
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
The Pack Corp. (e)	1,990,000	$ 29,838
Vidrala SA	110,000	2,619
		175,880
Metals & Mining - 0.8%
Alconix Corp. (e)	635,000	14,411
Blue Earth Refineries, Inc. (a)	274,309	121
Chubu Steel Plate Co. Ltd.	500,000	2,774
Compania de Minas Buenaventura SA sponsored ADR	2,500,000	107,250
Fortescue Metals Group Ltd.	1,490,203	7,989
Hill & Smith Holdings PLC	1,700,600	7,940
Horsehead Holding Corp. (a)(e)	2,370,000	25,786
Korea Steel Shapes Co. Ltd.	41,760	1,764
Orosur Mining, Inc. (a)	3,100,000	2,659
Orvana Minerals Corp. (a)(d)	1,350,000	1,521
Pacific Metals Co. Ltd.	4,000,000	22,458
Sherritt International Corp.	2,660,000	16,792
SunCoke Energy, Inc. (a)	2,108,836	28,322
Tohoku Steel Co. Ltd. (e)	755,000	9,161
Tokyo Kohtetsu Co. Ltd.	125,000	795
Tokyo Tekko Co. Ltd. (e)	4,600,000	20,215
Webco Industries, Inc. (a)	9,122	1,049
Yamato Kogyo Co. Ltd.	285,000	8,962
		279,969
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	96
Stella-Jones, Inc.	35,000	1,454
Stella-Jones, Inc. (a)	165,000	6,853
		8,403
TOTAL MATERIALS		1,279,093
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	48,317
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	2,550,000	22,542
NII Holdings, Inc. (a)	1,800,000	36,198
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Okinawa Cellular Telephone Co.	209	$ 452
SK Telecom Co. Ltd. sponsored ADR	1,875,000	26,269
		85,461
TOTAL TELECOMMUNICATION SERVICES		133,778
UTILITIES - 0.2%
Electric Utilities - 0.0%
Duke Energy Corp.	721,400	15,373
PPL Corp.	95,000	2,640
		18,013
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,408
Keiyo Gas Co. Ltd.	606,000	2,727
KyungDong City Gas Co. Ltd.	153,670	7,538
Otaki Gas Co. Ltd.	725,000	3,728
UGI Corp.	100,000	2,691
		21,092
Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	750,000	6,282
Mega First Corp. Bhd (e)	22,662,000	12,965
		19,247
Multi-Utilities - 0.0%
CMS Energy Corp.	729,700	15,929
TOTAL UTILITIES		74,281
TOTAL COMMON STOCKS (Cost $23,282,990)		32,476,715
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	76,380
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
General Motors Co. 4.75%	990,000	$ 39,659
TOTAL CONSUMER DISCRETIONARY		116,039
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,912
TOTAL CONVERTIBLE PREFERRED STOCKS		120,951
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	355
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,440
TOTAL CONSUMER STAPLES		1,795
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	240
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	6,442
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,477
TOTAL PREFERRED STOCKS (Cost $88,159)		129,428
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $35,204)	$ 37,150	$ 22,702
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,127,208,099	1,127,208
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	532,894,582	532,895
TOTAL MONEY MARKET FUNDS (Cost $1,660,103)		1,660,103
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $25,066,456)		34,288,948
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(499,963)
NET ASSETS - 100%		$ 33,788,985
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,576,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,737,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Bancorp, Puerto Rico	10/6/11	$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,254
Fidelity Securities Lending Cash Central Fund	2,765
Total	$ 4,019
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,254	$ -	$ -	$ -	$ 5,476
Aalberts Industries NV	156,502	34,156	-	-	190,186
Aastra Technologies Ltd.	22,728	-	-	200	19,791
Abbey PLC	24,817	-	-	227	23,792
Abercrombie & Fitch Co. Class A	475,280	-	-	2,275	298,610
Accell Group NV	14,825	13,737	-	-	28,135
Adams Resources & Energy, Inc.	8,983	-	1,064	198	12,174
Aditya Birla Chemicals India Ltd.	6,774	-	-	-	4,338
Advocat, Inc.	3,365	-	946	39	2,002
Aeropostale, Inc.	137,784	-	-	-	133,859
Air T, Inc.	2,184	-	-	-	2,211
AJIS Co. Ltd.	7,862	1,562	-	-	8,555
Alconix Corp.	17,429	489	-	185	14,411
Almost Family, Inc.	22,743	837	-	-	17,650
Alps Logistics Co. Ltd.	17,312	-	-	365	16,394
Ambassadors Group, Inc.	10,479	2,806	-	182	7,984
Amedisys, Inc.	74,529	-	-	-	30,261
AMERIGROUP Corp.	266,750	-	-	-	329,849
AmSurg Corp.	59,761	-	-	-	60,513
ANSYS, Inc.	258,060	-	-	-	308,499
AOC Holdings, Inc.	46,614	-	-	-	41,508
Arctic Cat, Inc.	13,184	-	15,304	-	-
Argo Graphics, Inc.	7,060	-	-	-	7,266
ARK Restaurants Corp.	4,545	-	14	150	4,335
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrhythmia Research Technology, Inc.	$ 1,163	$ -	$ -	$ -	$ 981
Arts Optical International Holdings Ltd.	13,730	-	-	283	9,637
Assurant, Inc.	190,567	7,858	20	1,968	221,008
ASTI Corp.	5,051	-	-	102	4,857
Atlantic Tele-Network, Inc.	50,566	-	-	616	48,317
Avery Dennison Corp.	31,550	260,563	3,055	3,911	288,322
Axell Corp.	19,494	-	-	336	20,167
Axis Capital Holdings Ltd.	259,741	-	-	3,831	250,857
AZZ, Inc.	55,533	-	-	278	54,490
Barratt Developments PLC	135,826	-	-	-	144,564
Belc Co. Ltd.	30,030	-	-	455	33,905
Belluna Co. Ltd.	35,517	-	-	463	40,677
Bellway PLC	81,530	-	-	1,024	87,404
Big 5 Sporting Goods Corp.	18,137	4	-	330	17,460
Black Box Corp.	45,779	5,017	-	252	55,682
Blyth, Inc.	50,355	-	46,368	-	-
BMTC Group, Inc. Class A (sub. vtg.)	132,588	-	7,934	1,173	100,716
Brinker International, Inc.	184,954	-	18,656	2,464	180,950
Brown Shoe Co., Inc.	11,565	16,058	-	333	30,713
C. Uyemura & Co. Ltd.	29,052	-	-	-	25,730
Cal Dive International, Inc.	36,287	970	172	-	19,940
Calian Technologies Ltd.	16,460	-	-	335	14,518
Capella Education Co.	-	26,181	-	-	36,827
Career Education Corp.	106,643	-	-	-	47,517
Cathay General Bancorp	57,173	-	-	83	64,928
CE Franklin Ltd.	13,509	-	-	-	12,430
CEC Entertainment, Inc.	77,400	-	-	840	70,340
Center Financial Corp.	13,462	-	-	-	-
Chase Corp.	12,542	-	-	313	11,898
Chime Communications PLC	18,690	-	-	147	15,514
Chuoh Pack Industry Co. Ltd.	4,932	34	-	89	4,775
Citi Trends, Inc.	15,755	2,123	1,570	-	10,525
CKD Corp.	47,666	-	-	402	42,690
ClearOne Communications, Inc.	2,423	-	-	-	2,268
Clip Corp.	3,958	-	-	-	3,996
Comtech Telecommunications Corp.	33,014	1,969	-	715	40,118
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cosmos Pharmaceutical Corp.	$ 88,625	$ -	$ -	$ 409	$ 89,355
Coventry Health Care, Inc.	468,340	4,525	-	-	444,840
CRA International, Inc.	16,128	-	-	-	12,966
Craftmade International, Inc.	1,710	-	2,423	-	-
Create SD Holdings Co. Ltd.	46,318	689	-	497	47,852
CSE Global Ltd.	46,560	289	-	-	33,934
Cybernet Systems Co. Ltd.	5,380	-	-	40	5,704
D.R. Horton, Inc.	285,120	-	53,969	1,800	278,400
Daewon Pharmaceutical Co. Ltd.	8,779	-	-	-	8,660
Daiichi Kensetsu Corp.	15,682	87	-	-	15,475
DCC PLC (Ireland)	224,715	-	-	3,083	200,534
Dean Foods Co.	69,977	56,007	-	-	134,500
Deepak Fertilisers and Petrochemicals Corp. Ltd.	25,393	-	-	-	19,238
Deepak Nitrite Ltd.	3,120	-	-	-	1,980
Delta Apparel, Inc.	16,763	-	-	-	13,039
Diodes, Inc.	90,668	13,516	-	-	117,557
Ditech Networks, Inc.	2,002	-	12	-	1,466
Divestco, Inc.	563	-	-	-	572
DongKook Pharmaceutical Co. Ltd.	4,713	1,539	-	122	6,968
Dongyang Engineering & Construction Corp.	1,538	-	-	104	1,590
Ebix, Inc.	41,546	-	-	84	52,286
EcoGreen Fine Chemical Group Ltd.	15,177	62	-	69	9,889
Educational Development Corp.	2,070	-	-	93	1,896
Elematec Corp.	25,798	-	-	329	32,767
Endurance Specialty Holdings Ltd.	105,924	-	-	1,560	97,240
EOH Holdings Ltd.	27,526	-	-	495	31,371
Excel Co. Ltd.	9,516	-	-	165	9,309
Farstad Shipping ASA	95,693	-	270	-	86,716
Federal Screw Works	803	-	-	-	563
First Juken Co. Ltd.	12,999	-	-	371	15,053
Folli Follie Group	44,972	-	345	-	29,109
Food Empire Holdings Ltd.	16,474	-	-	-	13,668
Foremost Income Fund	14,343	-	-	-	15,480
Fresh Del Monte Produce, Inc.	155,881	-	-	1,272	155,690
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fujikura Kasei Co., Ltd.	$ 18,363	$ -	$ -	$ 277	$ 16,609
Fursys, Inc.	19,727	456	-	392	23,734
Fushi Copperweld, Inc.	20,735	-	-	-	24,372
Fyffes PLC (Ireland)	19,915	-	-	273	16,618
GameStop Corp. Class A	186,282	2,359	-	-	186,880
Gennum Corp.	22,347	-	-	87	41,001
Genworth MI Canada, Inc.	139,919	-	-	4,969	128,129
Geodesic Ltd.	7,115	-	-	138	4,601
Gildan Activewear, Inc.	299,770	39,461	-	1,285	262,371
Glentel, Inc.	38,269	-	-	510	43,269
Goodfellow, Inc.	9,419	-	-	71	7,102
Gulliver International Co. Ltd.	49,218	-	-	908	39,475
Halows Co. Ltd.	13,566	-	-	-	13,513
Hamakyorex Co. Ltd.	17,487	331	-	117	16,037
Hampshire Group Ltd.	3,404	-	-	-	2,300
Handsome Co. Ltd.	65,046	-	-	668	73,089
Hankook Shell Oil Co. Ltd.	13,738	-	-	785	12,895
Harte-Hanks, Inc.	20,017	7,609	-	465	32,424
HealthSpring, Inc.	209,304	1,466	280,373	-	-
Healthways, Inc.	26,096	-	-	-	13,214
Heartland Payment Systems, Inc.	75,744	-	2,439	288	84,000
Helen of Troy Ltd.	91,913	-	-	-	91,685
Henry Boot PLC	24,054	-	-	275	22,753
Hiday Hidaka Corp.	14,211	502	-	159	16,447
Holidaybreak PLC	35,171	-	33,611	-	-
Honeys Co. Ltd.	18,844	-	-	197	28,009
Honshu Chemical Industry Co., Ltd.	6,746	-	-	58	5,405
Hornbeck Offshore Services, Inc.	52,618	1,100	62,963	-	-
Horsehead Holding Corp.	25,691	544	-	-	25,786
Hoshiiryou Sanki Co. Ltd.	7,731	-	-	68	7,456
Houston Wire & Cable Co.	14,717	1,652	-	184	15,269
HTL International Holdings Ltd.	10,959	-	-	360	8,252
Hurco Companies, Inc.	18,588	-	-	-	14,892
Hutech Norin Co. Ltd.	9,221	-	-	177	10,474
Huvitz Co. Ltd.	6,308	-	-	65	7,796
Hwacheon Machine Tool Co. Ltd.	15,622	-	-	159	8,839
I A Group Corp.	5,086	28	-	90	4,575
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
I-Sheng Electric Wire & Cable Co. Ltd.	$ 13,902	$ -	$ -	$ -	$ 14,031
ICT Automatisering NV	5,436	-	-	-	3,109
Ihara Science Corp.	7,429	69	-	-	6,164
Ildong Pharmaceutical Co. Ltd.	20,149	-	-	1,266	16,503
Image Sensing Systems, Inc.	3,868	26	-	-	2,340
Indra Sistemas	326,153	-	-	-	216,069
Infomedia Ltd.	4,183	-	-	208	3,440
Innospec, Inc.	43,362	-	5,700	-	-
Inoue Kinzoku Kogyo Co. Ltd.	6,045	-	-	52	5,564
Insteel Industries, Inc.	11,460	1,921	-	63	15,159
Intage, Inc.	22,715	-	-	-	20,655
Intelligent Digital Integrated Security Co. Ltd.	16,724	-	-	7,766	7,231
Intelligent Digital Integrated Security Co. Ltd.	-	7,641	-	-	11,004
INTOPS Co. Ltd.	16,149	-	-	286	15,158
INZI Controls Co. Ltd.	13,056	-	-	109	7,329
Isewan Terminal Service Co. Ltd.	8,615	-	-	191	9,298
j2 Global, Inc.	100,542	532	-	1,531	101,909
Jack in the Box, Inc.	149,248	-	-	-	139,263
Jacobs Engineering Group, Inc.	39,140	233,399	76,743	-	-
JAKKS Pacific, Inc.	48,740	-	-	559	42,679
Jaya Holdings Ltd.	35,036	-	-	-	34,431
Jeil Pharmaceutical Co.	14,980	4,020	-	86	18,059
JLM Couture, Inc.	306	-	-	-	256
Jorudan Co. Ltd.	1,148	2,261	-	15	3,333
Jos. A. Bank Clothiers, Inc.	140,461	-	-	-	130,716
Jumbo SA	77,604	-	-	3,014	52,226
KEC Holdings Co. Ltd.	2,164	-	-	-	2,131
Kinetic Concepts, Inc.	281,695	-	288,260	-	-
Knoll, Inc.	79,844	1,437	-	895	71,421
Know IT AB	16,521	-	-	-	13,948
Kohsoku Corp.	17,113	-	-	241	18,131
Kondotec, Inc.	11,733	-	-	170	13,039
Korea Electric Terminal Co. Ltd.	18,591	-	-	101	13,959
KSK Co., Ltd.	4,249	69	-	-	3,678
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KunWha Pharmaceutical Co., Ltd.	$ 3,833	$ -	$ -	$ 141	$ 3,772
Kyeryong Construction Industrial Co. Ltd.	18,380	-	-	193	11,090
Kyoto Kimono Yuzen Co. Ltd.	17,516	368	-	222	19,402
LHC Group, Inc.	42,542	185	-	-	27,874
Lincare Holdings, Inc.	344,276	-	-	5,381	345,621
M/I Homes, Inc.	20,378	-	-	-	20,469
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	13,099	-	-	-	11,716
Maruzen Co., Ltd.	12,278	-	-	153	12,397
Mastek Ltd.	5,105	-	-	-	3,501
Medical Action Industries, Inc.	12,453	-	-	-	8,662
Meetic	34,822	924	-	1,603	26,851
Mega First Corp. Bhd	12,838	-	-	163	12,965
Melbourne IT Ltd.	15,654	-	-	589	13,673
Melexis NV	52,033	-	-	2,373	49,951
Mesa Laboratories, Inc.	10,712	-	-	79	14,113
Metro, Inc. Class A (sub. vtg.)	541,717	-	-	3,581	596,440
Michang Oil Industrial Co. Ltd.	8,330	-	-	251	7,307
Mitani Sekisan Co. Ltd.	9,222	362	-	86	10,627
Mitie Group PLC	78,797	16,684	-	1,363	96,362
Monarch Casino & Resort, Inc.	15,593	-	-	-	14,378
Motonic Corp.	29,703	-	-	715	24,413
Mr. Bricolage SA	13,440	-	-	-	9,847
Muhak Co. Ltd.	16,584	316	-	47	14,302
Murakami Corp.	9,004	-	-	68	7,484
Muramoto Electronic Thailand PCL (For. Reg.)	13,303	-	7	-	11,458
Nadex Co. Ltd.	2,255	3	-	40	2,246
Nafco Co. Ltd.	35,732	28	-	401	33,249
National Interstate Corp.	25,099	16	46	202	29,215
NCI, Inc. Class A	3,874	7,937	-	-	5,856
New Frontier Media, Inc.	2,729	-	-	-	2,125
Next PLC	649,150	-	-	7,159	687,236
Nextchip Co. Ltd.	11,672	-	-	62	10,337
NICE e-Banking Services	5,454	189	-	144	4,791
Nippo Ltd.	5,229	4	-	-	4,290
Nishimatsuya Chain Co. Ltd.	60,940	2,429	2,614	759	56,435
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
North Central Bancshares, Inc.	$ 2,372	$ -	$ -	$ 3	$ 2,427
North Valley Bancorp	6,975	-	-	-	6,513
Nutraceutical International Corp.	16,924	-	-	-	14,694
Oil States International, Inc.	209,866	-	45,749	-	-
OM Group, Inc.	85,258	26,395	-	-	88,037
Orbotech Ltd.	34,813	-	-	-	32,395
Oriental Financial Group, Inc.	31,106	-	-	248	28,652
P&F Industries, Inc. Class A	1,762	-	-	-	1,401
Pacer International, Inc.	9,746	987	-	-	12,208
Pacific Premier Bancorp, Inc.	6,257	-	-	-	7,168
Pal Co. Ltd.	28,079	-	-	-	33,790
Papa John's International, Inc.	85,826	-	1,935	-	104,598
Parker Corp.	5,925	-	-	58	5,132
PetMed Express, Inc.	26,603	-	-	606	30,241
Physicians Formula Holdings, Inc.	4,369	-	1,607	-	-
Piolax, Inc.	25,052	-	-	183	23,822
Plenus Co. Ltd.	43,429	-	13,228	758	-
Prim SA	12,043	-	-	87	8,175
RCM Technologies, Inc.	7,189	-	-	-	7,072
Relo Holdings Corp.	25,160	180	-	-	32,987
RenaissanceRe Holdings Ltd.	215,729	-	-	1,612	226,641
Republic Airways Holdings, Inc.	15,510	620	-	-	20,607
Rex American Resources Corp.	17,230	-	17,114	-	-
Rimage Corp.	13,948	290	-	254	12,019
Rocky Brands, Inc.	8,863	-	-	-	7,728
Rocky Mountain Chocolate Factory, Inc.	4,615	16	-	101	4,364
Ross Stores, Inc.	473,563	-	-	2,750	635,250
Ruby Tuesday, Inc.	57,922	-	-	-	47,854
Ruth's Hospitality Group, Inc.	13,497	164	-	-	14,701
Sakai Moving Service Co. Ltd.	16,901	-	-	236	17,473
Samsung Climate Control Co. Ltd.	3,225	-	-	25	3,018
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScanSource, Inc.	$ 73,900	$ -	$ -	$ -	$ 75,140
Seagate Technology	426,423	55,279	70,548	11,979	665,910
SED International Holdings, Inc.	2,328	-	-	-	1,287
Select Harvests Ltd.	10,532	-	-	167	9,819
Senshu Electric Co. Ltd.	15,436	-	-	198	13,771
Shibaura Electronics Co. Ltd.	16,372	-	-	-	13,489
Shinsegae Engineering & Construction Co. Ltd.	4,474	-	-	113	4,059
ShoLodge, Inc.	5	-	-	-	5
Sigmatron International, Inc.	1,833	-	-	-	1,409
SinoCom Software Group Ltd.	6,744	400	-	-	6,667
Sinwa Ltd.	2,616	-	-	-	1,870
SJM Co. Ltd.	6,636	709	-	183	7,021
SJM Holdings Co. Ltd.	4,931	-	-	96	3,786
SMART Modular Technologies (WWH), Inc.	55,800	-	57,350	-	-
Societe Pour L'Informatique Industrielle SA	9,566	481	-	74	7,553
Softbank Technology Corp.	5,796	24	-	-	5,730
Soken Chemical & Engineer Co. Ltd.	8,671	-	-	-	7,561
Sonic Corp.	65,944	526	-	-	42,631
Span-America Medical System, Inc.	4,167	-	-	59	4,097
Sporton International, Inc.	15,308	904	-	-	14,580
Sportscene Group, Inc. Class A	4,019	-	-	-	3,371
Stanley Furniture Co., Inc.	5,326	-	-	-	4,527
Stantec, Inc.	74,103	1,085	-	-	73,454
Steiner Leisure Ltd.	80,223	-	-	-	81,477
Step Co. Ltd.	8,088	-	-	146	7,755
Sterling Construction Co., Inc.	5,134	7,278	-	-	12,680
Strattec Security Corp.	8,432	-	-	66	6,947
Strongco Corp.	5,688	-	-	-	6,145
Sun Hing Vision Group Holdings Ltd.	10,136	-	-	624	8,334
Sunjin Co. Ltd.	6,946	-	-	-	5,070
Sunjin Holdings Co. Ltd.	3,305	-	-	-	2,516
Super Micro Computer, Inc.	31,005	6,586	-	-	45,635
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SUPERVALU, Inc.	$ 116,100	$ 13,605	$ 20,965	$ 2,476	$ 87,066
SWORD Group	14,172	-	-	-	9,614
Syneron Medical Ltd.	29,694	-	3,392	-	23,246
SYNNEX Corp.	99,078	73	-	-	126,666
T&K Toka Co. Ltd.	9,277	-	-	110	8,512
Teems, Inc.	1,452	-	-	18	1,207
Telechips, Inc.	5,754	-	-	61	6,108
The Pack Corp.	28,502	3,779	-	413	29,838
The PMI Group, Inc.	12,388	-	4,022	-	-
Theragenics Corp.	5,651	-	-	-	5,552
Tohoku Steel Co. Ltd.	7,344	1,873	-	43	9,161
Token Corp.	37,939	-	-	-	36,364
Tokyo Kisen Co. Ltd.	6,756	-	-	-	6,428
Tokyo Tekko Co. Ltd.	12,970	-	-	111	20,215
Tomen Devices Corp.	13,970	398	-	-	13,789
Tomen Electronics Corp.	19,449	-	-	271	19,636
Total Energy Services, Inc.	40,821	-	-	167	41,935
Total System Services, Inc.	214,015	-	110,282	1,515	-
Tow Co. Ltd.	7,055	-	-	190	7,460
Trancom Co. Ltd.	21,865	-	-	-	20,098
Trifast PLC	3,532	-	487	-	-
Trio-Tech International	1,145	-	-	-	761
Triple-S Management Corp.	42,228	-	-	-	41,758
Tuesday Morning Corp.	18,536	-	-	-	14,656
Tungtex Holdings Co. Ltd.	3,613	-	-	176	2,525
UANGEL Corp.	3,887	-	-	130	5,336
UKC Holdings Corp.	16,727	-	-	-	16,497
Uni-Select, Inc.	55,086	263	-	400	52,947
Unit Corp.	228,038	-	-	-	171,950
United Stationers, Inc.	78,028	-	-	632	78,612
Universal Security Instruments, Inc.	1,575	-	-	-	1,402
Unum Group	387,801	-	-	3,339	362,997
Up, Inc.	5,769	-	-	-	6,366
US 1 Industries, Inc.	1,907	-	1,948	-	-
USS Co. Ltd.	159,553	-	-	2,665	191,001
Utah Medical Products, Inc.	11,070	-	-	208	12,675
Varitronix International Ltd.	10,543	-	-	233	7,000
Venture Corp. Ltd.	150,513	-	-	-	132,019
VST Holdings Ltd.	22,684	395	-	-	13,956
W&T Offshore, Inc.	108,403	-	-	2,840	86,442
Watts Co. Ltd.	3,480	639	-	99	4,080
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Whanin Pharmaceutical Co. Ltd.	$ 14,590	$ -	$ -	$ 336	$ 10,316
Win International Co., Ltd.	6,882	-	-	-	6,476
Winland Electronics, Inc.	189	-	13	-	184
Wireless Telecom Group, Inc.	1,414	-	-	-	2,210
Workman Co. Ltd.	39,334	-	-	-	41,399
XAC Automation Corp.	10,612	-	-	-	9,766
Xyratex Ltd.	29,571	-	14,703	319	33,030
YBM Sisa.com, Inc.	6,470	-	-	343	5,743
Yip's Chemical Holdings Ltd.	36,118	-	-	478	23,386
Young Innovations, Inc.	21,735	-	-	810	22,905
Youngone Holdings Co. Ltd.	40,886	-	-	335	43,007
Yusen Logistics Co. Ltd.	67,520	-	-	511	57,870
Yutaka Giken Co. Ltd.	36,066	-	-	305	31,417
Total	$ 15,665,751	$ 910,355	$ 1,268,221	$ 130,570	$ 14,636,993
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,207,544	$ 9,124,798	$ 82,746	$ -
Consumer Staples	2,763,904	2,763,904	-	-
Energy	2,088,084	1,625,041	463,043	-
Financials	2,871,116	2,550,526	320,432	158
Health Care	4,310,873	4,310,873	-	-
Industrials	3,141,173	3,125,688	-	15,485
Information Technology	6,729,855	6,729,855	-	-
Materials	1,285,535	1,284,486	1,049	-
Telecommunication Services	133,778	133,778	-	-
Utilities	74,281	74,281	-	-
Corporate Bonds	22,702	-	22,702	-
Money Market Funds	1,660,103	1,660,103	-	-
Total Investments in Securities:	$ 34,288,948	$ 33,383,333	$ 889,972	$ 15,643
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 51,591
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,130
Cost of Purchases	-
Proceeds of Sales	(20,130)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(16,948)
Ending Balance	$ 15,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,130

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	60.9%
Japan	7.4%
Canada	6.1%
Ireland	3.5%
United Kingdom	3.4%
Bermuda	3.1%
Netherlands	2.3%
Taiwan	2.0%
Italy	1.5%
Korea (South)	1.3%
Cayman Islands	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012

Assets
Investment in securities, at value (including securities loaned of $508,762) - See accompanying schedule: Unaffiliated issuers (cost $13,092,844)	$ 17,991,852
Fidelity Central Funds (cost $1,660,103)	1,660,103
Other affiliated issuers (cost $10,313,509)	14,636,993
Total Investments (cost $25,066,456)		$ 34,288,948
Cash		273
Foreign currency held at value (cost $535)		534
Receivable for investments sold		71,585
Receivable for fund shares sold		29,366
Dividends receivable		24,152
Interest receivable		368
Distributions receivable from Fidelity Central Funds		478
Prepaid expenses		81
Other receivables		988
Total assets		34,416,773

Liabilities
Payable for investments purchased	$ 38,833
Payable for fund shares redeemed	31,905
Accrued management fee	18,722
Other affiliated payables	3,975
Other payables and accrued expenses	1,458
Collateral on securities loaned, at value	532,895
Total liabilities		627,788

Net Assets		$ 33,788,985
Net Assets consist of:
Paid in capital		$ 24,054,625
Distributions in excess of net investment income		(7,962)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		519,810
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,222,512
Net Assets		$ 33,788,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,608,107 ÷ 648,847 shares)	$ 37.93

Class K: Net Asset Value, offering price and redemption price per share ($9,180,878 ÷ 242,230 shares)	$ 37.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012

Investment Income
Dividends (including $130,570 earned from other affiliated issuers)		$ 267,918
Interest		978
Income from Fidelity Central Funds		4,019
Total income		272,915

Expenses
Management fee Basic fee	$ 96,632
Performance adjustment	25,021
Transfer agent fees	22,992
Accounting and security lending fees	1,078
Custodian fees and expenses	910
Independent trustees' compensation	107
Registration fees	225
Audit	120
Legal	74
Miscellaneous	145
Total expenses before reductions	147,304
Expense reductions	(269)	147,035
Net investment income (loss)		125,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,790
Other affiliated issuers	234,118
Foreign currency transactions	(754)
Total net realized gain (loss)		555,154
Change in net unrealized appreciation (depreciation) on: Investment securities	(751,457)
Assets and liabilities in foreign currencies	78
Total change in net unrealized appreciation (depreciation)		(751,379)
Net gain (loss)		(196,225)
Net increase (decrease) in net assets resulting from operations		$ (70,345)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 125,880	$ 209,976
Net realized gain (loss)	555,154	2,284,334
Change in net unrealized appreciation (depreciation)	(751,379)	4,196,298
Net increase (decrease) in net assets resulting from operations	(70,345)	6,690,608
Distributions to shareholders from net investment income	(253,207)	(140,567)
Distributions to shareholders from net realized gain	(1,872,592)	(6,923)
Total distributions	(2,125,799)	(147,490)
Share transactions - net increase (decrease)	1,189,436	(647,733)
Redemption fees	2,433	3,237
Total increase (decrease) in net assets	(1,004,275)	5,898,622

Net Assets
Beginning of period	34,793,260	28,894,638
End of period (including distributions in excess of net investment income of $7,962 and undistributed net investment income of $119,365, respectively)	$ 33,788,985	$ 34,793,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended	Years ended July 31,
	January 31, 2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40
Income from Investment Operations
Net investment income (loss) D	.14	.23	.07	.17	.28	.60 G
Net realized and unrealized gain (loss)	(.39)	7.53	5.00	(4.88)	(4.72)	6.49
Total from investment operations	(.25)	7.76	5.07	(4.71)	(4.44)	7.09
Distributions from net investment income	(.28)	(.15)	(.12)	(.17)	(.57)	(.33)
Distributions from net realized gain	(2.21)	(.01)	(.08)	(4.11)	(3.18)	(3.78)
Total distributions	(2.49)	(.16)	(.20)	(4.28)	(3.75)	(4.11)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 37.93	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38
Total ReturnB,C	.12%	23.53%	18.06%	(13.90)%	(10.50)%	18.22%
Ratios to Average Net AssetsE,H
Expenses before reductions	.96% A	.83%	.99%	.99%	.99%	.97%
Expenses net of fee waivers, if any	.96% A	.83%	.99%	.99%	.99%	.97%
Expenses net of all reductions	.96% A	.83%	.99%	.98%	.98%	.96%
Net investment income (loss)	.76% A	.61%	.21%	.67%	.68%	1.36% G
Supplemental Data
Net assets, end of period (in millions)	$ 24,608	$ 26,762	$ 24,538	$ 21,792	$ 29,044	$ 38,968
Portfolio turnover rate F	14% A	15%	20%	31%	36%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended July 31,
	January 31, 2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.16	.28	.11	.20	.08
Net realized and unrealized gain (loss)	(.39)	7.51	5.01	(4.86)	(3.33)
Total from investment operations	(.23)	7.79	5.12	(4.66)	(3.25)
Distributions from net investment income	(.33)	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(2.21)	(.01)	(.08)	(4.11)	-
Total distributions	(2.54)	(.23) J	(.23)	(4.32)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 37.90	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	.19%	23.66%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.71%	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.84% A	.71%	.85%	.81%	.88% A
Expenses net of all reductions	.83% A	.70%	.85%	.81%	.88% A
Net investment income (loss)	.89% A	.74%	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,180,878	$ 8,031,286	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	14% A	15%	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as distribution for income tax purposes.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,833,215
Gross unrealized depreciation	(2,612,040)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,221,175

Tax cost	$ 25,067,773

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,830,740 and $2,157,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 20,925.18
Class K	2,067.05
	$ 22,992

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $176 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,125. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,765, including $27 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $267 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Low-Priced Stock	$ 181,791	$ 106,681
Class K	71,416	33,886
Total	$ 253,207	$ 140,567
From net realized gain
Low-Priced Stock	$ 1,427,188	$ 5,786
Class K	445,404	1,137
Total	$ 1,872,592	$ 6,923

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Low-Priced Stock
Shares sold	47,963	122,747	$ 1,734,905	$ 4,703,222
Reinvestment of distributions	45,341	3,037	1,537,942	107,626
Shares redeemed	(102,545)	(209,735)	(3,655,277)	(7,973,181)
Net increase (decrease)	(9,241)	(83,951)	$ (382,430)	$ (3,162,333)
Class K
Shares sold	56,405	105,164	$ 2,019,438	$ 4,035,533
Reinvestment of distributions	15,233	997	516,820	35,023
Shares redeemed	(26,866)	(40,297)	(964,392)	(1,555,956)
Net increase (decrease)	44,772	65,864	$ 1,571,866	$ 2,514,600

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 14, 2012

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
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1411 Chapin Avenue
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851 East Hamilton Avenue
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601 Larkspur Landing Circle
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2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
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3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
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111 South Westlake Blvd
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21701 Hawthorne Boulevard
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2001 North Main Street
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6326 Canoga Avenue
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2211 Michelson Drive
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

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(Hong Kong) Limited

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(Japan) Inc.

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Fidelity Distributors Corporation

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Fidelity Service Company, Inc.

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Brown Brothers Harriman & Co.

Boston, M A

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LPS-USAN-0312
1.789287.109

Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Low-Priced Stock	.96%
Actual		$ 1,000.00	$ 1,001.20	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.88
Class K	.84%
Actual		$ 1,000.00	$ 1,001.90	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.5	3.3
Microsoft Corp.	3.0	0.4
Next PLC	2.0	1.9
Seagate Technology	2.0	1.2
Ross Stores, Inc.	1.9	1.4
Metro, Inc. Class A (sub. vtg.)	1.8	1.6
ENI SpA	1.4	1.3
Coventry Health Care, Inc.	1.3	1.4
Best Buy Co., Inc.	1.3	1.1
Bed Bath & Beyond, Inc.	1.2	1.1
	19.4
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.3	26.1
Information Technology	19.9	15.7
Health Care	12.7	12.5
Industrials	9.3	7.2
Financials	8.5	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *		As of July 31, 2011 **
	Stocks 96.1%		Stocks 86.2%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 13.3%
* Foreign investments	39.1%	** Foreign investments	39.5%

Semiannual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.9%
Auto Components - 1.4%
ASTI Corp. (e)	1,683,000	$ 4,857
Drew Industries, Inc. (a)	635,183	16,496
FCC Co. Ltd.	500,000	10,600
Federal Screw Works (a)(e)	150,000	563
Hi-Lex Corp.	1,200,000	19,126
INZI Controls Co. Ltd. (e)	1,516,000	7,329
Johnson Controls, Inc.	7,400,000	235,098
Motonic Corp. (e)	3,299,900	24,413
Murakami Corp. (e)	700,000	7,484
Musashi Seimitsu Industry Co. Ltd.	1,000,000	23,009
Nippon Seiki Co. Ltd.	2,530,000	29,970
Nissin Kogyo Co. Ltd.	1,160,000	17,850
Nittan Valve Co. Ltd.	360,000	1,336
Piolax, Inc. (e)	1,010,000	23,822
Samsung Climate Control Co. Ltd. (e)	460,050	3,018
Sewon Precision Industries Co. Ltd.	498,600	5,149
Shoei Co. Ltd.	625,000	4,263
SJM Co. Ltd. (e)	1,270,000	7,021
SJM Holdings Co. Ltd. (e)	1,332,974	3,786
Strattec Security Corp. (e)	330,000	6,947
Wescast Industries, Inc. Class A (sub. vtg.) (a)	200,000	1,655
Yachiyo Industry Co. Ltd.	900,000	5,266
Yutaka Giken Co. Ltd. (e)	1,482,000	31,417
		490,475
Automobiles - 0.1%
Thor Industries, Inc.	1,375,000	42,158
Distributors - 0.3%
Doshisha Co. Ltd.	700,000	22,094
Educational Development Corp. (e)	386,892	1,896
Goodfellow, Inc. (e)	857,000	7,102
Nakayamafuku Co. Ltd.	10,000	80
SPK Corp.	165,000	2,900
Uni-Select, Inc. (e)	2,011,100	52,947
		87,019
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	20,000	1,048
Ascent Capital Group, Inc. (a)	225,000	10,663
Capella Education Co. (a)(e)	870,000	36,827
Career Education Corp. (a)(e)	4,700,000	47,517
Clip Corp. (e)	328,600	3,996
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Corinthian Colleges, Inc. (a)(d)	2,500,000	$ 7,525
H&R Block, Inc.	600,000	9,816
Kyoshin Co. Ltd. (a)	100,000	184
Matthews International Corp. Class A	40,314	1,329
Meiko Network Japan Co. Ltd.	730,000	6,732
Regis Corp.	1,500,000	25,710
Shingakukai Co. Ltd.	200,000	787
Shuei Yobiko Co. Ltd.	125,000	494
Steiner Leisure Ltd. (a)(e)	1,650,000	81,477
Step Co. Ltd. (e)	1,204,000	7,755
Up, Inc. (e)	750,000	6,366
YBM Sisa.com, Inc. (e)	950,000	5,743
		253,969
Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co. Ltd.	550,000	9,574
Ambassadors Group, Inc. (e)	1,770,356	7,984
ARK Restaurants Corp. (e)	298,992	4,335
B-R 31 Ice Cream Co. Ltd.	5,000	184
Brinker International, Inc. (e)	7,000,000	180,950
BRONCO BILLY Co. Ltd.	12,000	334
Carnival Corp. unit	205,600	6,209
CEC Entertainment, Inc. (e)	2,000,000	70,340
Darden Restaurants, Inc.	2,000,000	91,740
Echo Entertainment Group Ltd. (a)	1,933,333	7,409
Flanigan's Enterprises, Inc.	50,357	354
Hiday Hidaka Corp. (e)	903,300	16,447
Ibersol SGPS SA	500,000	2,649
Intralot SA	1,000,000	1,086
Jack in the Box, Inc. (a)(e)	6,569,000	139,263
Kangwon Land, Inc.	125,000	2,932
Kura Corp. Ltd. (d)	650,000	9,115
Monarch Casino & Resort, Inc. (a)(e)	1,350,000	14,378
Ohsho Food Service Corp.	75,000	1,837
Papa John's International, Inc. (a)(e)	2,700,000	104,598
Plenus Co. Ltd.	1,675,000	29,224
Ruby Tuesday, Inc. (a)(e)	6,372,030	47,854
Ruth's Hospitality Group, Inc. (a)(e)	2,375,000	14,701
Shinsegae Food Co. Ltd.	17,000	1,224
Sonic Corp. (a)(e)	6,223,500	42,631
Sportscene Group, Inc. Class A (e)	400,000	3,371
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
St. Marc Holdings Co. Ltd.	480,000	$ 18,777
Tabcorp Holdings Ltd.	1,933,333	5,973
		835,473
Household Durables - 2.8%
Abbey PLC (e)	3,400,000	23,792
Barratt Developments PLC (a)(e)	84,000,199	144,564
Bellway PLC (e)	7,525,000	87,404
Chromcraft Revington, Inc. (a)	217,146	276
D.R. Horton, Inc. (e)	20,000,000	278,400
Dorel Industries, Inc. Class B (sub. vtg.)	3,272,600	80,873
Emak SpA	3,300,000	2,482
First Juken Co. Ltd. (e)	1,690,000	15,053
Helen of Troy Ltd. (a)(e)	2,850,000	91,685
Henry Boot PLC (e)	10,774,000	22,753
HTL International Holdings Ltd. (e)	29,655,500	8,252
Jarden Corp.	3,028,400	102,027
M/I Homes, Inc. (a)(e)	1,803,400	20,469
Maruzen Co., Ltd. (e)	1,800,000	12,397
Merry Electronics Co. Ltd.	500,000	603
P&F Industries, Inc. Class A (a)(e)	361,038	1,401
Pace Micro Technology PLC	1,000,000	1,344
Sanei Architecture Planning Co. Ltd.	710,400	7,483
Stanley Furniture Co., Inc. (a)(e)	1,289,638	4,527
Steinhoff International Holdings Ltd.	3,500,500	11,194
Token Corp. (e)	1,000,000	36,364
		953,343
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (e)	5,100,000	40,677
NutriSystem, Inc. (d)	575,000	6,843
PetMed Express, Inc. (d)(e)	2,425,100	30,241
		77,761
Leisure Equipment & Products - 0.3%
Accell Group NV (e)	1,322,905	28,135
Daikoku Denki Co. Ltd.	50,000	516
Fenix Outdoor AB	5,000	125
Giant Manufacturing Co. Ltd.	5,000,555	21,121
JAKKS Pacific, Inc. (e)	2,793,139	42,679
Kabe Husvagnar AB (B Shares)	107,279	1,530
Marine Products Corp.	1,155,248	6,897
Mars Engineering Corp.	350,000	6,446
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Miroku Corp.	678,000	$ 1,387
Trigano SA	85,000	1,468
		110,304
Media - 1.2%
1010 Printing Group Ltd. (a)	383,736	23
Aegis Group PLC	5,600,000	13,927
Astral Media, Inc. Class A (non-vtg.)	2,750,000	96,672
Chime Communications PLC (e)	4,500,000	15,514
Cinderella Media Group Ltd.	10,158,000	2,502
Digital Generation, Inc. (a)	178,500	2,481
DISH Network Corp. Class A	1,660,000	46,347
DreamWorks Animation SKG, Inc. Class A (a)(d)	3,500,000	62,125
Gannett Co., Inc.	850,000	12,045
GFK AG	175,000	7,782
Harte-Hanks, Inc. (e)	3,360,000	32,424
Intage, Inc. (e)	1,040,000	20,655
New Frontier Media, Inc. (a)(e)	1,949,400	2,125
Omnicom Group, Inc.	1,000,000	45,610
Pico Far East Holdings Ltd.	8,000,000	1,661
Proto Corp.	130,000	4,255
RKB Mainichi Broadcasting Corp.	50,000	539
Saga Communications, Inc. Class A (a)	375,077	15,472
STW Group Ltd.	3,000,000	2,834
Tow Co. Ltd. (e)	1,223,000	7,460
TVA Group, Inc. Class B (non-vtg.)	2,000,400	17,555
		410,008
Multiline Retail - 2.6%
Don Quijote Co. Ltd.	3,100,000	115,167
Hanwha Timeworld Co. Ltd.	88,960	1,612
Harvey Norman Holdings Ltd. (d)	22,050,000	48,221
Next PLC (e)	16,650,000	687,236
Tuesday Morning Corp. (a)(e)	4,310,697	14,656
Watts Co. Ltd. (e)	387,300	4,080
Zakkaya Bulldog Co. Ltd.	335,000	967
		871,939
Specialty Retail - 12.0%
ABC-Mart, Inc.	135,000	4,831
Abercrombie & Fitch Co. Class A (e)	6,500,000	298,610
Aeropostale, Inc. (a)(e)	8,177,100	133,859
Ascena Retail Group, Inc. (a)	650,000	22,991
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AT-Group Co. Ltd.	566,000	$ 7,120
AutoZone, Inc. (a)	900,000	313,092
Bed Bath & Beyond, Inc. (a)	6,600,000	400,620
Best Buy Co., Inc.	18,280,489	437,818
Big 5 Sporting Goods Corp. (e)	2,199,000	17,460
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,607,600	100,716
Brown Shoe Co., Inc. (d)(e)	3,250,000	30,713
Cash Converters International Ltd.	16,000,000	9,512
Chico's FAS, Inc.	1,700,000	19,448
Citi Trends, Inc. (a)(e)	1,166,801	10,525
Collective Brands, Inc. (a)	1,450,000	24,157
Destination Maternity Corp.	100,000	1,669
Fantastic Holdings Ltd.	25,000	55
Folli Follie Group (a)(e)	3,372,000	29,109
Fourlis Holdings SA (a)	250,000	497
GameStop Corp. Class A (a)(d)(e)	8,000,000	186,880
Glentel, Inc. (e)	1,950,000	43,269
Guess?, Inc.	3,500,000	105,000
Gulliver International Co. Ltd. (e)	1,011,500	39,475
Halfords Group PLC	400,000	2,011
Honeys Co. Ltd. (d)(e)	1,650,000	28,009
I A Group Corp. (e)	672,000	4,575
John David Group PLC	50,000	563
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	130,716
Jumbo SA (e)	11,000,000	52,226
K'S Denki Corp.	2,750,000	96,140
Kyoto Kimono Yuzen Co. Ltd. (e)	1,555,200	19,402
Le Chateau, Inc. Class A (sub. vtg.)	2,022,600	3,288
Leon's Furniture Ltd.	750,000	9,424
Lithia Motors, Inc. Class A (sub. vtg.)	1,587,894	35,267
Lowe's Companies, Inc.	230,000	6,171
Macintosh Retail Group NV	150,000	1,913
MarineMax, Inc. (a)(e)	1,425,335	11,716
Mr. Bricolage SA (e)	760,492	9,847
Nafco Co. Ltd. (e)	1,892,900	33,249
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	56,435
Pal Co. Ltd. (e)	810,000	33,790
Point, Inc.	25,000	1,025
Reitmans (Canada) Ltd. Class A (non-vtg.)	100,000	1,466
Right On Co. Ltd.	610,000	4,777
RONA, Inc.	675,000	6,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc. (e)	12,500,000	$ 635,250
Second Chance Properties Ltd.	12,489,130	3,376
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,828,125	97
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	2,182,317	34,022
Staples, Inc.	22,000,000	321,860
Super Cheap Auto Group Ltd.	60,000	376
The Buckle, Inc. (d)	850,000	37,086
USS Co. Ltd. (e)	2,000,000	191,001
Workman Co. Ltd. (e)	1,428,000	41,399
		4,050,264
Textiles, Apparel & Luxury Goods - 2.7%
Adolfo Dominguez SA (a)	350,000	2,225
Arts Optical International Holdings Ltd. (e)	33,970,640	9,637
Bijou Brigitte Modische Accessoires AG (d)	45,000	4,179
Cherokee, Inc. (d)	200,411	2,158
Delta Apparel, Inc. (a)(e)	852,200	13,039
F&F Co. Ltd.	552,290	3,171
Fossil, Inc. (a)	2,600,000	247,130
Geox SpA (d)	1,000,000	3,317
Gildan Activewear, Inc. (e)	12,057,412	262,371
Hampshire Group Ltd. (a)(e)	920,000	2,300
Handsome Co. Ltd. (e)	2,436,150	73,089
Iconix Brand Group, Inc. (a)	850,000	15,649
JLM Couture, Inc. (a)(e)	197,100	256
K-Swiss, Inc. Class A (a)(d)	2,510,000	8,484
Li Ning Co. Ltd.	100,000	103
Marimekko Oyj	100,000	1,562
Movado Group, Inc.	359,910	6,626
Pandora A/S (d)	1,500,000	19,663
Rocky Brands, Inc. (a)(e)	696,200	7,728
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,859,399	46,930
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,334
Ted Baker PLC	250,000	2,936
Texwinca Holdings Ltd.	54,000,000	59,255
True Religion Apparel, Inc. (a)	10,000	362
TSI Holdings Co. Ltd. (a)	2,062,500	10,390
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,525
Van de Velde	75,000	3,649
Victory City International Holdings Ltd.	61,000,000	6,293
Youngone Corp.	700,000	16,546
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Youngone Holdings Co. Ltd. (e)	929,000	$ 43,007
Yue Yuen Industrial (Holdings) Ltd.	8,450,000	25,878
		908,792
TOTAL CONSUMER DISCRETIONARY		9,091,505
CONSUMER STAPLES - 8.2%
Beverages - 1.1%
Baron de Ley SA (a)	200,000	11,118
C&C Group PLC	1,100,285	4,525
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,850,000	184,965
Monster Beverage Corp. (a)	1,500,000	156,765
Muhak Co. Ltd. (e)	1,349,968	14,302
Treasury Wine Estates Ltd.	1,000	4
		371,679
Food & Staples Retailing - 5.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	125,000	3,757
Aoki Super Co. Ltd.	100,000	1,081
Belc Co. Ltd. (e)	2,086,000	33,905
Cosmos Pharmaceutical Corp. (d)(e)	1,900,000	89,355
Create SD Holdings Co. Ltd. (e)	2,106,100	47,852
CVS Caremark Corp.	2,000,000	83,500
Daikokutenbussan Co. Ltd.	550,000	16,017
Dong Suh Companies, Inc.	772,388	22,279
Fyffes PLC (Ireland) (e)	33,000,000	16,618
Growell Holdings Co. Ltd.	340,987	8,396
Halows Co. Ltd. (e)	1,401,500	13,513
Ingles Markets, Inc. Class A	531,521	9,264
Kroger Co.	750,000	17,820
Kusuri No Aoki Co. Ltd.	145,300	2,989
Majestic Wine PLC	400,016	2,509
Marukyu Co. Ltd.	50,000	538
Maxvalu Nishinihon Co. Ltd.	25,000	409
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	596,440
North West Co., Inc.	650,000	12,575
Safeway, Inc. (d)	12,650,000	278,047
San-A Co. Ltd.	375,000	15,201
Shoppers Drug Mart Corp.	5,000,000	206,931
Sligro Food Group NV	1,800,000	50,794
Sundrug Co. Ltd.	2,225,000	65,936
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (d)(e)	12,600,000	$ 87,066
Tesco PLC	500,000	2,518
Total Produce PLC	9,600,000	4,709
Village Super Market, Inc. Class A	120,000	3,810
Walgreen Co.	1,960,000	65,386
Yaoko Co. Ltd.	725,000	24,309
		1,783,524
Food Products - 1.6%
Aryzta AG	1,850,000	85,439
Cranswick PLC	200,000	2,459
Dean Foods Co. (a)(e)	12,500,000	134,500
Dutch Lady Milk Industries Bhd	250,000	2,112
Food Empire Holdings Ltd. (e)	52,900,000	13,668
Fresh Del Monte Produce, Inc. (e)	6,359,900	155,690
Global Bio-Chem Technology Group Co. Ltd.	13,000,000	2,933
Greggs PLC	1,325,000	10,650
Hilton Food Group PLC	100,000	407
Industrias Bachoco SA de CV sponsored ADR	999,339	20,067
Iwatsuka Confectionary Co. Ltd.	13,200	482
Nam Yang Dairy Products	11,000	8,412
Pacific Andes (Holdings) Ltd.	86,211,183	15,421
Pacific Andes International Holdings Ltd.	54,992,872	5,247
People's Food Holdings Ltd. (a)	40,100,000	21,997
President Rice Products PCL	1,000,000	1,355
Robert Wiseman Dairies PLC	750,000	4,592
Rocky Mountain Chocolate Factory, Inc. (e)	503,917	4,364
Samyang Genex Co. Ltd.	145,795	7,853
Select Harvests Ltd. (e)	5,196,000	9,819
Sunjin Co. Ltd. (a)(e)	813,630	5,070
Sunjin Holdings Co. Ltd. (a)(e)	138,537	2,516
Synear Food Holdings Ltd.	39,000,000	4,186
United Food Holdings Ltd.	22,400,000	962
Yutaka Foods Corp.	147,500	2,808
		523,009
Personal Products - 0.2%
American Oriental Bioengineering, Inc. (a)(d)	350,000	266
Atrium Innovations, Inc. (a)	1,400,000	16,475
Avon Products, Inc.	1,140,000	20,258
CCA Industries, Inc.	179,095	894
Inter Parfums, Inc.	600,073	10,021
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Nutraceutical International Corp. (a)(e)	1,143,504	$ 14,694
Physicians Formula Holdings, Inc. (a)	626,100	1,891
Sarantis SA (a)	1,299,952	3,639
USANA Health Sciences, Inc. (a)(d)	420,000	14,608
		82,746
Tobacco - 0.0%
Imperial Tobacco Group PLC	25,000	894
Karelia Tobacco Co., Inc.	2,452	257
		1,151
TOTAL CONSUMER STAPLES		2,762,109
ENERGY - 6.2%
Energy Equipment & Services - 2.7%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	17,225
Bristow Group, Inc.	1,600,017	78,497
BW Offshore Ltd.	5,000,000	7,550
Cal Dive International, Inc. (a)(e)	6,624,500	19,940
CE Franklin Ltd. (a)(e)	1,475,000	12,430
Divestco, Inc. (a)(e)	3,586,000	572
Essential Energy Services Ltd. (a)	250,000	511
Farstad Shipping ASA (e)	3,200,000	86,716
Flint Energy Services Ltd. (a)(f)	300,000	4,422
Fugro NV (Certificaten Van Aandelen) unit	1,600,027	105,161
Hercules Offshore, Inc. (a)	2,750,000	12,348
Nabors Industries Ltd. (a)	1,060,000	19,737
Noble Corp.	1,147	40
Oil States International, Inc. (a)	2,000,000	159,380
Patterson-UTI Energy, Inc.	605,000	11,416
Precision Drilling Corp. (a)	5,150,000	52,848
ProSafe ASA	7,900,000	61,262
Rowan Companies, Inc. (a)	689,700	23,457
Solstad Offshore ASA	1,250,000	20,985
Total Energy Services, Inc. (e)	2,500,000	41,935
Unit Corp. (a)(e)	3,800,000	171,950
		908,382
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc. (e)	319,268	12,174
AOC Holdings, Inc. (e)	6,050,000	41,508
Beach Energy Ltd. (d)	18,500,000	29,067
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	20,900,000	$ 463,043
Great Eastern Shipping Co. Ltd.	4,360,000	20,486
Hankook Shell Oil Co. Ltd. (e)	68,000	12,895
HollyFrontier Corp.	908,256	26,648
Marathon Oil Corp.	4,663,000	146,372
Michang Oil Industrial Co. Ltd. (e)	173,900	7,307
Stone Energy Corp. (a)	750,000	21,038
Sunoco, Inc.	1,800,000	69,048
Tesoro Corp. (a)	4,900,000	122,647
Tsakos Energy Navigation Ltd.	725,000	4,843
W&T Offshore, Inc. (d)(e)	4,000,100	86,442
Williams Companies, Inc.	310,300	8,943
World Fuel Services Corp.	2,000,022	90,761
WPX Energy, Inc.	1,000,000	16,480
		1,179,702
TOTAL ENERGY		2,088,084
FINANCIALS - 8.5%
Capital Markets - 0.3%
ABG Sundal Collier ASA	50,000	38
AllianceBernstein Holding LP	510,000	7,762
Federated Investors, Inc. Class B (non-vtg.) (d)	600,000	10,248
GFI Group, Inc.	523,800	2,425
Investment Technology Group, Inc. (a)	675,000	7,655
Kyokuto Securities Co. Ltd.	10,000	67
Morgan Stanley	5,000	93
State Street Corp.	1,150,000	45,057
Tullett Prebon PLC	1,600,000	7,509
Waddell & Reed Financial, Inc. Class A	550,000	15,098
		95,952
Commercial Banks - 1.1%
Bank of Ireland (a)	646,000,040	96,472
Bank of the Ozarks, Inc. (d)	25,000	700
BBCN Bancorp, Inc. (a)	1,700,000	17,204
Cathay General Bancorp (e)	4,125,000	64,928
Codorus Valley Bancorp, Inc.	138,734	1,408
Dimeco, Inc.	29,140	983
East West Bancorp, Inc.	4,000,000	87,840
First Bancorp, Puerto Rico (a)(d)	199,999	740
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, Puerto Rico (g)	7,428,572	$ 24,737
First Financial Service Corp. (a)(d)	102,373	259
Irish Bank Resolution Corp. Ltd. (a)	9,500,373	0
National Penn Bancshares, Inc.	535,226	4,651
North Valley Bancorp (a)(e)	650,000	6,513
Norwood Financial Corp.	31,801	861
OmniAmerican Bancorp, Inc. (a)	6,888	113
Oriental Financial Group, Inc. (e)	2,504,542	28,652
Orrstown Financial Services, Inc.	20,000	151
Pacific Premier Bancorp, Inc. (a)(e)	948,105	7,168
Popular, Inc. (a)	18,000,000	28,260
Sandy Spring Bancorp, Inc.	25,000	457
Sparebanken More (primary capital certificate)	92,008	2,791
Sparebanken Rogaland (primary capital certificate)	1,061,327	7,181
The First Bancorp, Inc.	9,711	155
West End Indiana Bancshares, Inc.	12,000	133
Wilshire Bancorp, Inc. (a)	200,000	700
		383,057
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	105,000	826
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	9,034
Nicholas Financial, Inc.	200,827	2,595
		12,455
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	158
NICE Holdings Co. Ltd.	56,147	2,524
NICE Information Service Co. Ltd.	255,334	5,467
Ricoh Leasing Co. Ltd.	50,000	1,185
The NASDAQ Stock Market, Inc. (a)	400,000	9,912
		19,246
Insurance - 6.3%
Admiral Group PLC	1,100,000	16,313
AEGON NV (a)	40,000,000	194,311
AFLAC, Inc.	395,000	19,051
Amlin PLC	3,500,000	18,754
April	1,000,000	16,192
Assurant, Inc. (e)	5,581,000	221,008
Axis Capital Holdings Ltd. (e)	8,150,000	250,857
Employers Holdings, Inc.	675,000	12,123
Endurance Specialty Holdings Ltd. (e)	2,600,000	97,240
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
FBD Holdings PLC	20,000	$ 183
FBL Financial Group, Inc. Class A	325,110	11,294
Genworth Financial, Inc. Class A (a)	14,500,000	111,795
Hartford Financial Services Group, Inc.	7,750,000	135,780
HCC Insurance Holdings, Inc.	960,000	26,650
Lincoln National Corp.	8,350,000	179,859
National Interstate Corp. (e)	1,118,933	29,215
National Western Life Insurance Co. Class A	148,870	21,506
Primerica, Inc.	650,000	15,925
Progressive Corp.	600,000	12,168
Protective Life Corp.	2,400,000	60,024
RenaissanceRe Holdings Ltd. (e)	3,100,000	226,641
Symetra Financial Corp.	175,000	1,614
Torchmark Corp.	600,000	27,402
Tower Group, Inc.	325,000	7,017
Unum Group (e)	15,900,000	362,997
Validus Holdings Ltd.	2,000,812	64,166
		2,140,085
Real Estate Investment Trusts - 0.0%
Nieuwe Steen Investments NV	112,125	1,379
Nieuwe Steen Investments NV warrants 4/1/13 (a)	125,000	0
Rouse Properties, Inc. (a)	175,000	2,163
		3,542
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	260,000	1,177
Devine Ltd.	2,125,000	1,647
Relo Holdings Corp. (e)	1,214,800	32,987
Tejon Ranch Co. (a)	300,000	8,550
		44,361
Thrifts & Mortgage Finance - 0.5%
Bank Mutual Corp.	125,000	501
Beneficial Mutual Bancorp, Inc. (a)	200,000	1,770
Capitol Federal Financial, Inc.	100,000	1,155
Fox Chase Bancorp, Inc. (d)	571,900	7,229
Genworth MI Canada, Inc. (e)	5,650,000	128,129
Hudson City Bancorp, Inc.	3,900,000	26,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
North Central Bancshares, Inc. (e)	134,461	$ 2,427
WSB Holdings, Inc. (a)	16,329	48
		167,506
TOTAL FINANCIALS		2,866,204
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Amgen, Inc.	3,000,000	203,730
Gentium SpA sponsored ADR (a)	25,000	194
		203,924
Health Care Equipment & Supplies - 1.3%
Atrion Corp.	10,000	2,444
Exactech, Inc. (a)	342,898	5,672
Hoshiiryou Sanki Co. Ltd. (e)	280,000	7,456
Huvitz Co. Ltd. (e)	900,000	7,796
Integra LifeSciences Holdings Corp. (a)	320,000	9,446
Mani, Inc.	335,000	11,668
Medical Action Industries, Inc. (a)(e)	1,634,280	8,662
Medtronic, Inc.	3,990,000	153,894
Microlife Corp.	2,760,000	4,476
Nakanishi, Inc.	271,300	26,657
Prim SA (e)	1,615,000	8,175
Span-America Medical System, Inc. (e)	269,900	4,097
St. Shine Optical Co. Ltd.	400,200	4,233
Syneron Medical Ltd. (a)(e)	2,140,544	23,246
Techno Medica Co. Ltd.	86	329
Theragenics Corp. (a)(e)	3,304,620	5,552
Top Glove Corp. Bhd	1,000,000	1,664
Utah Medical Products, Inc. (e)	438,418	12,675
Value Added Technologies Co. Ltd.	650,000	4,317
Young Innovations, Inc. (e)	750,000	22,905
Zimmer Holdings, Inc.	2,000,000	121,500
		446,864
Health Care Providers & Services - 9.0%
A/S One Corp.	190,000	4,070
Advocat, Inc. (e)	351,269	2,002
Almost Family, Inc. (a)(e)	936,814	17,650
Amedisys, Inc. (a)(d)(e)	2,882,000	30,261
AMERIGROUP Corp. (a)(e)	4,850,000	329,849
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)(e)	2,350,000	$ 60,513
Bio-Reference Laboratories, Inc. (a)	220,000	4,257
Corvel Corp. (a)	100,054	4,871
Coventry Health Care, Inc. (a)(e)	14,793,492	444,840
DVx, Inc.	97,100	1,392
Grupo Casa Saba SA de CV sponsored ADR (a)(d)	1,263,900	10,617
Healthways, Inc. (a)(e)	1,747,900	13,214
Henry Schein, Inc. (a)	100,000	7,089
LHC Group, Inc. (a)(e)	1,880,839	27,874
LifePoint Hospitals, Inc. (a)	1,881,806	75,630
Lincare Holdings, Inc. (e)	13,453,537	345,621
Medica Sur SA de CV	325,500	601
Mediq NV	25,000	398
MEDNAX, Inc. (a)	100,000	7,122
Metropolitan Health Networks, Inc. (a)	25,000	201
National Healthcare Corp.	6,700	297
Patterson Companies, Inc.	3,700,000	119,177
Pelion SA	50,000	505
Psychemedics Corp.	115,000	1,118
Rhoen-Klinikum AG	800,000	16,580
Triple-S Management Corp. (a)(e)	1,957,734	41,758
Tsukui Corp. (d)	325,000	3,577
U.S. Physical Therapy, Inc.	50,000	1,020
United Drug PLC:
(Ireland)	9,400,000	23,975
(United Kingdom)	533,719	1,346
UnitedHealth Group, Inc.	23,000,000	1,191,135
Universal American Spin Corp. (a)	1,550,000	17,035
VCA Antech, Inc. (a)	1,770,000	39,613
Wellcare Health Plans, Inc. (a)	1,000,000	59,760
WellPoint, Inc.	2,250,000	144,720
Win International Co., Ltd. (e)	800,071	6,476
		3,056,164
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	981
ND Software Co. Ltd.	31,000	660
		1,641
Life Sciences Tools & Services - 0.1%
ICON PLC sponsored ADR (a)	1,800,000	35,118
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.7%
Bukwang Pharmaceutical Co. Ltd.	50,000	$ 688
Daewon Pharmaceutical Co. Ltd. (e)	1,419,990	8,660
DongKook Pharmaceutical Co. Ltd. (e)	447,272	6,968
Endo Pharmaceuticals Holdings, Inc. (a)	5,175,000	192,355
Forest Laboratories, Inc. (a)	2,100,000	66,738
Fornix Biosciences NV	260,000	216
Fuji Pharma Co. Ltd.	19,500	305
Hanmi Holdings Co. Ltd.	104,947	1,864
Hospira, Inc. (a)	3,700,000	127,502
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	16,503
Jeil Pharmaceutical Co. (e)	1,469,930	18,059
Kaken Pharmaceutical Co. Ltd.	10,000	132
KunWha Pharmaceutical Co., Ltd. (e)	325,900	3,772
Kwang Dong Pharmaceutical Co. Ltd.	25,000	98
Merck & Co., Inc.	1,300,000	49,738
Pacific Pharmaceutical Co. Ltd.	81,000	1,511
Recordati SpA	6,105,534	48,354
Torii Pharmaceutical Co. Ltd.	620,000	11,785
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	10,316
Yuyu Pharma, Inc.	255,000	1,358
		566,922
TOTAL HEALTH CARE		4,310,633
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.4%
CAE, Inc.	6,500,000	71,693
Ceradyne, Inc. (a)	450,831	14,918
Ducommun, Inc.	71,280	1,030
Magellan Aerospace Corp. (a)	555,000	1,716
Meggitt PLC	2,708,000	15,492
Moog, Inc. Class A (a)	1,000,000	42,620
		147,469
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	244,600	2,211
Kintetsu World Express, Inc.	500,000	14,981
Pacer International, Inc. (a)(e)	2,021,201	12,208
Sinwa Ltd. (a)(e)	21,000,000	1,870
Yusen Logistics Co. Ltd. (e)	4,221,500	57,870
		89,140
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	$ 0
Pinnacle Airlines Corp. (a)	859,096	1,211
Republic Airways Holdings, Inc. (a)(e)	3,740,000	20,607
SkyWest, Inc.	1,540,000	19,712
		41,530
Building Products - 0.2%
AAON, Inc.	1,000,000	20,250
Apogee Enterprises, Inc.	7,700	106
Insteel Industries, Inc. (e)	1,184,330	15,159
Kingspan Group PLC (Ireland)	2,300,000	21,485
Kondotec, Inc. (e)	2,000,000	13,039
		70,039
Commercial Services & Supplies - 2.0%
Aeon Delight Co. Ltd.	475,000	9,752
AJIS Co. Ltd. (e)	538,500	8,555
Asia File Corp. Bhd	348,000	413
Avery Dennison Corp. (e)	10,619,600	288,322
Corrections Corp. of America (a)	674,000	15,859
Fursys, Inc. (e)	774,994	23,734
HNI Corp.	250,000	6,783
Industrial Services of America, Inc. (a)(d)	84,200	488
Knoll, Inc. (e)	4,475,000	71,421
Mitie Group PLC (e)	24,025,000	96,362
Moshi Moshi Hotline, Inc.	620,000	5,701
Multi-Color Corp.	595,110	13,634
NICE e-Banking Services (e)	2,599,700	4,791
Republic Services, Inc.	720,000	21,082
RPS Group PLC	1,500,000	4,929
Teems, Inc. (e)	124,950	1,207
United Stationers, Inc. (e)	2,431,544	78,612
VICOM Ltd.	3,268,000	9,483
		661,128
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	1,050,000	24,035
Arcadis NV	1,275,000	24,623
Astaldi SpA	100,000	661
Aveng Ltd.	625,000	2,780
Bird Construction, Inc. (d)	25,000	322
Daiichi Kensetsu Corp. (e)	1,709,600	15,475
Dongyang Engineering & Construction Corp. (e)	289,500	1,590
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc.	1,000,000	$ 28,830
EPCO Co. Ltd.	50,000	758
Foster Wheeler AG (a)	875,700	19,668
Granite Construction, Inc.	250,000	6,658
Hanil Construction Co. Ltd. (a)	18,379	36
Heijmans NV unit	10,000	118
Imtech NV (d)	1,525,768	47,137
Jacobs Engineering Group, Inc. (a)	6,147,000	275,140
Kaneshita Construction Co. Ltd.	602,000	2,527
Kier Group PLC	100,000	2,112
Koninklijke BAM Groep NV	1,800,000	7,769
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	11,090
Kyowa Exeo Corp.	3,000	30
Meisei Industrial Co. Ltd.	1,250,000	3,509
Mirait Holdings Corp.	2,449,940	19,605
Sanyo Engineering & Construction, Inc.	900,000	3,247
Severfield-Rowen PLC	1,000,000	3,093
Shinnihon Corp.	1,800,000	5,573
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	4,059
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,055,807	12,680
Tutor Perini Corp. (a)	1,420,000	21,570
United Integration Services Co. Ltd.	2,700,000	2,577
Vianini Lavori SpA	675,000	2,949
		550,226
Electrical Equipment - 0.5%
Aichi Electric Co. Ltd.	1,000,000	4,198
Aros Quality Group AB	665,819	4,062
AZZ, Inc. (e)	1,110,000	54,490
Canare Electric Co. Ltd. (d)	160,000	2,519
Chiyoda Integre Co. Ltd.	522,500	6,443
Deswell Industries, Inc.	477,800	1,022
Dynapack International Technology Corp.	200,000	993
Fushi Copperweld, Inc. (a)(e)	2,932,800	24,372
FW Thorpe PLC	504,300	6,656
General Cable Corp. (a)	511,000	15,769
Graphite India Ltd.	2,200,000	3,339
I-Sheng Electric Wire & Cable Co. Ltd. (a)(e)	11,000,000	14,031
Jinpan International Ltd. (d)	382,640	3,348
Korea Electric Terminal Co. Ltd. (e)	700,000	13,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Nexans SA (d)	200,000	$ 12,416
PK Cables OY	250,000	4,715
Prysmian SpA	425,000	6,381
Servotronics, Inc.	50,000	450
Universal Security Instruments, Inc. (a)(e)	241,255	1,402
		180,565
Industrial Conglomerates - 0.9%
DCC PLC (Ireland) (e)	8,310,000	200,534
Reunert Ltd.	1,200,000	10,000
Seaboard Corp.	47,600	92,416
		302,950
Machinery - 1.7%
Aalberts Industries NV (e)	10,143,528	190,186
Actuant Corp. Class A	1,140,000	28,899
ASL Marine Holdings Ltd.	17,500,000	6,956
CKD Corp. (e)	5,525,000	42,690
Foremost Income Fund (e)	2,141,103	15,480
Gencor Industries, Inc. (a)	391,000	2,803
Hardinge, Inc.	236,600	2,515
Harsco Corp.	477,700	10,619
Hurco Companies, Inc. (a)(e)	631,800	14,892
Hwacheon Machine Tool Co. Ltd. (e)	219,900	8,839
Ihara Science Corp. (e)	875,000	6,164
Industrea Ltd.	50,000	61
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,564
Jaya Holdings Ltd. (a)(e)	74,670,000	34,431
John Bean Technologies Corp.	30,000	492
Kyowakogyosyo Co.,Ltd.	140,000	1,589
NACCO Industries, Inc. Class A	310,000	31,682
Nadex Co. Ltd. (e)	651,000	2,246
Nichidai Corp.	150,000	634
Nitta Corp.	75,000	1,400
Oshkosh Truck Corp. (a)	4,320,000	104,890
S&T Holdings Co. Ltd.	700,020	8,133
Semperit AG Holding	550,000	23,488
Takamatsu Machinery Co., Ltd.	105,000	547
Takeuchi Manufacturing Co. Ltd. (a)	270,000	2,115
Tocalo Co. Ltd.	560,000	12,628
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Trifast PLC (a)	3,715,000	$ 2,518
Trinity Industrial Corp.	665,000	2,451
		564,912
Marine - 0.0%
Excel Maritime Carriers Ltd. (a)(d)	150,000	221
Tokyo Kisen Co. Ltd. (e)	1,000,000	6,428
		6,649
Professional Services - 0.7%
Akka Technologies SA	60,000	1,612
Boardroom Ltd.	3,000,000	1,216
Clarius Group Ltd.	4,142,382	1,891
Corporate Executive Board Co.	100,000	3,933
CRA International, Inc. (a)(e)	600,000	12,966
en-japan, Inc.	6,100	6,642
Equifax, Inc.	2,900,000	113,013
Hyder Consulting PLC	625,000	3,866
RCM Technologies, Inc. (a)(e)	1,299,917	7,072
SmartPros Ltd.	125,000	231
Sporton International, Inc. (e)	6,849,000	14,580
Stantec, Inc. (a)(e)	2,640,000	73,454
Synergie SA	210,684	2,342
Temp Holdings Co., Ltd. (d)	325,000	3,176
VSE Corp.	167,400	4,388
		250,382
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	16,394
Con-way, Inc.	501,000	15,902
Contrans Group, Inc.:
(sub. vtg.) (a)(f)	130,000	1,154
Class A	1,251,900	11,111
Hamakyorex Co. Ltd. (e)	521,100	16,037
Hutech Norin Co. Ltd. (e)	1,043,700	10,474
Sakai Moving Service Co. Ltd. (e)	778,000	17,473
Trancom Co. Ltd. (e)	1,032,400	20,098
Universal Truckload Services, Inc.	500,000	8,890
Vitran Corp., Inc. (a)	737,051	5,197
		122,730
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	460,000	$ 11,497
Grafton Group PLC unit	6,700,017	23,564
Hanwa Co. Ltd.	3,500,000	16,713
Houston Wire & Cable Co. (d)(e)	1,070,000	15,269
KS Energy Services Ltd. (a)	14,100,000	11,098
MFC Industrial Ltd.	36,538	282
Otec Corp.	125,000	818
Parker Corp. (e)	2,400,000	5,132
Richelieu Hardware Ltd.	350,000	10,401
Senshu Electric Co. Ltd. (e)	1,080,000	13,771
Strongco Corp. (a)(e)	1,025,288	6,145
Tanaka Co. Ltd.	100,000	565
TECHNO ASSOCIE CO., LTD.	180,000	1,514
Totech Corp. (d)	200,000	745
Uehara Sei Shoji Co. Ltd.	1,100,000	4,964
Wakita & Co. Ltd.	650,000	5,125
Yamazen Co. Ltd.	1,050,000	8,182
		135,785
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	9,298
Meiko Transportation Co. Ltd.	905,000	8,370
		17,668
TOTAL INDUSTRIALS		3,141,173
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.1%
Aastra Technologies Ltd. (e)	1,175,000	19,791
Bel Fuse, Inc. Class A	314,963	6,469
Black Box Corp. (e)	1,800,840	55,682
Blonder Tongue Laboratories, Inc. (a)	152,040	210
Brocade Communications Systems, Inc. (a)	2,000,000	11,220
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	2,287
Cisco Systems, Inc.	5,000,000	98,150
ClearOne Communications, Inc. (a)(e)	455,495	2,268
Comtech Telecommunications Corp. (e)	1,300,000	40,118
Ditech Networks, Inc. (a)(e)	1,810,000	1,466
Harris Corp.	75,000	3,075
NEC Mobiling Ltd.	300,000	10,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nera Telecommunications Ltd.	9,000,000	$ 3,041
NETGEAR, Inc. (a)	1,112,620	44,305
Optical Cable Corp.	300,000	1,062
Tessco Technologies, Inc.	70,000	1,247
TKH Group NV unit	3,000,000	68,667
		369,511
Computers & Peripherals - 3.2%
Compal Electronics, Inc.	153,500,000	172,198
Logitech International SA (Reg.) (a)(d)	7,600,000	58,182
Pinnacle Technology Holdings Ltd.	6,989,000	11,604
QLogic Corp. (a)	775,000	13,423
Quantum Corp. (a)	4,250,000	10,710
Rimage Corp. (e)	966,192	12,019
Roland DG Corp.	210,000	2,416
Seagate Technology (e)	31,500,000	665,910
Super Micro Computer, Inc. (a)(e)	2,703,500	45,635
Synaptics, Inc. (a)	337,000	12,910
TPV Technology Ltd.	58,500,000	14,936
Western Digital Corp. (a)	700,000	25,445
Xyratex Ltd. (e)	2,080,000	33,030
		1,078,418
Electronic Equipment & Components - 3.5%
A&D Co. Ltd. (e)	1,650,000	5,476
Arrow Electronics, Inc. (a)	166,200	6,862
Beijer Electronics AB	150,000	1,400
CNB Technology, Inc.	110,000	883
Delta Electronics PCL (For. Reg.)	25,000,000	17,264
DigiTech Systems Co., Ltd. (a)	280,000	3,116
Dolby Laboratories, Inc. Class A (a)	255,000	9,274
Elec & Eltek International Co. Ltd.	1,800,000	4,752
Elematec Corp. (d)(e)	1,810,000	32,767
Excel Co. Ltd. (e)	909,800	9,309
Fabrinet (a)	60,000	988
Hanla IMS Co. Ltd.	22,420	94
Hi-P International Ltd.	20,802,000	10,998
Hon Hai Precision Industry Co. Ltd. (Foxconn)	118,800,000	382,552
Huan Hsin Holdings Ltd. (a)	7,200,000	469
Image Sensing Systems, Inc. (a)(e)	365,685	2,340
Insight Enterprises, Inc. (a)	1,600,127	29,538
Intelligent Digital Integrated Security Co. Ltd. (e)	691,242	7,231
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Intelligent Digital Integrated Security Co. Ltd. (e)	310,558	$ 11,004
INTOPS Co. Ltd. (e)	859,900	15,158
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0
Kingboard Chemical Holdings Ltd.	42,000,000	144,870
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	196
Kingboard Laminates Holdings Ltd.	9,000,000	4,816
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,102
Mesa Laboratories, Inc. (e)	317,500	14,113
Multi-Fineline Electronix, Inc. (a)	350,000	8,701
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,699,000	11,458
Nippo Ltd. (e)	797,600	4,290
Orbotech Ltd. (a)(e)	3,100,000	32,395
Posiflex Technologies, Inc.	1,801,629	2,940
Rofin-Sinar Technologies, Inc. (a)	398,865	11,316
ScanSource, Inc. (a)(e)	2,000,000	75,140
SED International Holdings, Inc. (a)(e)	475,000	1,287
Shibaura Electronics Co. Ltd. (e)	777,800	13,489
Shinko Shoji Co. Ltd.	50,000	428
Sigmatron International, Inc. (a)(e)	381,880	1,409
Store Electronic Systems SA (a)	21,950	298
SYNNEX Corp. (a)(e)	3,501,000	126,666
Taitron Components, Inc. Class A (sub. vtg.) (a)	359,023	331
Tomen Devices Corp. (e)	559,400	13,789
Tomen Electronics Corp. (e)	1,492,400	19,636
Venture Corp. Ltd. (e)	23,000,000	132,019
VST Holdings Ltd. (a)(e)	91,724,000	13,956
Winland Electronics, Inc. (a)(e)	275,000	184
Wireless Telecom Group, Inc. (a)(e)	1,767,712	2,210
XAC Automation Corp. (e)	9,430,000	9,766
		1,198,280
Internet Software & Services - 1.3%
Daou Technology, Inc.	1,581,290	19,146
DeNA Co. Ltd.	305,000	7,718
eBay, Inc. (a)	7,500,000	237,000
Gabia, Inc.	400,000	2,336
Gurunavi, Inc.	282,600	3,262
j2 Global, Inc. (e)	3,780,000	101,909
Jorudan Co. Ltd. (e)	525,000	3,333
Macromill, Inc.	5,000	49
Meetic (e)	1,665,000	26,851
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Melbourne IT Ltd. (e)	8,050,000	$ 13,673
Monster Worldwide, Inc. (a)	300,000	2,160
NetGem SA	1,000,000	3,257
Rentabiliweb Group SA	75,000	638
Softbank Technology Corp. (e)	700,000	5,730
The Stanley Gibbons Group PLC	800,000	2,263
UANGEL Corp. (e)	1,200,000	5,336
United Internet AG	50,000	934
Web.com, Inc. (a)	871,000	11,149
		446,744
IT Services - 3.6%
Accenture PLC Class A	100,000	5,734
ALTEN	555,000	15,342
Amdocs Ltd. (a)	8,240,000	242,586
Argo Graphics, Inc. (e)	526,500	7,266
Calian Technologies Ltd. (e)	778,500	14,518
Cielo SA	40,000	1,192
Computer Sciences Corp.	6,200,000	160,146
Computer Services, Inc.	190,600	5,909
Convergys Corp. (a)	800,000	10,648
CSE Global Ltd. (e)	46,905,000	33,934
Data#3 Ltd.	300,000	398
EOH Holdings Ltd. (e)	8,322,000	31,371
Groupe Steria SCA	1,005	20
HCL Technologies Ltd.	1,630,000	14,407
Heartland Payment Systems, Inc. (e)	3,500,000	84,000
HIQ International AB	900,000	4,644
Indra Sistemas (d)(e)	16,413,000	216,069
Jack Henry & Associates, Inc.	1,800,432	61,575
Know IT AB (d)(e)	1,650,000	13,948
ManTech International Corp. Class A	365,563	12,850
Mastek Ltd. (a)(e)	2,025,000	3,501
Matsushita Electric Works Information Systems Co. Ltd.	500,000	13,774
NCI, Inc. Class A (a)(e)	800,000	5,856
NeuStar, Inc. Class A (a)	375,000	13,691
Patni Computer Systems Ltd. sponsored ADR (a)	258,566	4,776
Rolta India Ltd.	2,699,942	4,310
SAIC, Inc. (a)	3,050,000	39,223
SinoCom Software Group Ltd. (e)	78,334,000	6,667
Softcreate Co., Ltd.	110,500	1,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	2,573,000	$ 49,144
Total System Services, Inc.	5,700,000	122,208
		1,201,322
Office Electronics - 0.2%
Xerox Corp.	10,000,000	77,500
Semiconductors & Semiconductor Equipment - 1.2%
Alpha & Omega Semiconductor Ltd. (a)	1,199,694	11,133
Axell Corp. (d)(e)	925,000	20,167
Diodes, Inc. (a)(e)	4,560,000	117,557
Entegris, Inc. (a)	843,771	8,083
Gennum Corp. (e)	3,050,000	41,001
GSI Technology, Inc. (a)	20,000	99
KEC Holdings Co. Ltd. (a)(e)	1,399,999	2,131
Lasertec Corp.	362,000	5,523
Leeno Industrial, Inc.	175,000	3,241
Marvell Technology Group Ltd. (a)	800,000	12,424
MediaTek, Inc.	500,000	4,773
Melexis NV (e)	3,350,000	49,951
Miraial Co. Ltd.	216,900	3,087
Nextchip Co. Ltd. (e)	1,070,110	10,337
Novatek Microelectronics Corp.	1,675,000	4,760
Omnivision Technologies, Inc. (a)	804,000	10,701
ON Semiconductor Corp. (a)	1,025,000	8,918
Powertech Technology, Inc.	9,460,000	23,654
Sunplus Technology Co. Ltd.	7,000,000	2,578
Telechips, Inc. (e)	1,058,800	6,108
Tessera Technologies, Inc. (a)	775,000	15,345
Trio-Tech International (a)(e)	322,543	761
UKC Holdings Corp. (e)	1,570,000	16,497
Varitronix International Ltd. (e)	16,500,000	7,000
Y. A. C. Co., Ltd.	300,000	2,546
		388,375
Software - 5.8%
AdaptIT Holdings Ltd.	3,200,000	430
Adobe Systems, Inc. (a)	1,530,000	47,354
ANSYS, Inc. (a)(e)	5,100,000	308,499
Axway Software SA (a)	5,000	98
Cybernet Systems Co. Ltd. (e)	20,500	5,704
DTS Corp.	176,500	2,299
Ebix, Inc. (d)(e)	2,110,000	52,286
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Exact Holdings NV	725,000	$ 16,609
Geodesic Ltd. (e)	4,873,000	4,601
ICSA (India) Ltd.	1,599,999	1,013
ICT Automatisering NV (d)(e)	874,000	3,109
IGE + XAO SA	30,000	1,013
Infomedia Ltd. (e)	16,200,000	3,440
init innovation in traffic systems AG	10,000	186
JDA Software Group, Inc. (a)	229,240	6,756
Kingdee International Software Group Co. Ltd.	1,000,000	298
KSK Co., Ltd. (e)	623,100	3,678
Mentor Graphics Corp. (a)	901,000	12,497
Metrologic Group	7,058	211
Micro Focus International PLC	22,000	147
MICROS Systems, Inc. (a)	100,036	4,973
Microsoft Corp.	34,600,000	1,021,738
Net 1 UEPS Technologies, Inc. (a)	550,000	5,830
NSD Co. Ltd.	250,000	2,178
Nucleus Software Exports Ltd.	1,050,000	1,515
Oracle Corp.	13,000,000	366,600
Parametric Technology Corp. (a)	627,000	15,782
Playtech Ltd.	10,000	47
Pro-Ship, Inc.	147,600	3,001
Progress Software Corp. (a)	528,300	12,325
Sage Group PLC	650,000	3,003
Shanda Games Ltd. sponsored ADR	200,000	712
Societe Pour L'Informatique Industrielle SA (e)	1,228,629	7,553
Software AG (Bearer)	1,320,000	43,007
SWORD Group (e)	571,130	9,614
Vasco Data Security International, Inc. (a)	55,000	464
Vitec Software Group AB	9,000	83
Zensar Technologies Ltd.	300,000	1,052
		1,969,705
TOTAL INFORMATION TECHNOLOGY		6,729,855
MATERIALS - 3.8%
Chemicals - 2.4%
Aditya Birla Chemicals India Ltd. (e)	2,338,600	4,338
American Vanguard Corp. (d)	384,628	5,781
C. Uyemura & Co. Ltd. (e)	653,800	25,730
Chase Corp. (e)	894,586	11,898
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Core Molding Technologies, Inc. (a)	314,306	$ 2,672
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	6,900,026	19,238
Deepak Nitrite Ltd. (e)	652,891	1,980
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	9,889
FMC Corp.	2,000,000	185,360
Fujikura Kasei Co., Ltd. (e)	3,271,600	16,609
Gujarat Narmada Valley Fertilizers Co.	3,850,000	6,531
Gujarat State Fertilizers & Chemicals Ltd.	2,550,000	19,325
Honshu Chemical Industry Co., Ltd. (e)	800,000	5,405
Innospec, Inc. (a)	1,150,000	37,226
KPC Holdings Corp.	43,478	1,589
KPX Chemical Co. Ltd.	163,083	8,522
Kraton Performance Polymers, Inc. (a)	1,450,000	41,238
LyondellBasell Industries NV Class A	325,000	14,008
Miwon Chemicals Co. Ltd. (a)	36,485	716
Miwon Commercial Co. Ltd.	13,552	1,132
Muto Seiko Co. Ltd.	139,000	766
Nuplex Industries Ltd.	1,044,996	2,148
OM Group, Inc. (a)(e)	3,245,000	88,037
SK Kaken Co. Ltd.	390,000	16,320
Soda Aromatic Co. Ltd.	60,000	535
Soken Chemical & Engineer Co. Ltd. (e)	805,000	7,561
Solutia, Inc.	620,000	17,050
T&K Toka Co. Ltd. (e)	700,000	8,512
Thai Carbon Black PCL (For. Reg.)	11,600,000	9,545
Thai Rayon PCL (For. Reg.)	3,200,000	7,435
Yara International ASA	4,750,000	191,137
Yip's Chemical Holdings Ltd. (e)	31,002,000	23,386
		791,619
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	2,961
Mitani Sekisan Co. Ltd. (e)	1,339,000	10,627
Titan Cement Co. SA (Reg.)	575,000	9,634
		23,222
Containers & Packaging - 0.5%
Ball Corp.	314,130	12,333
Chuoh Pack Industry Co. Ltd. (e)	409,000	4,775
Kohsoku Corp. (e)	2,097,300	18,131
Silgan Holdings, Inc.	2,600,000	108,056
Starlite Holdings Ltd.	3,000,000	128
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
The Pack Corp. (e)	1,990,000	$ 29,838
Vidrala SA	110,000	2,619
		175,880
Metals & Mining - 0.8%
Alconix Corp. (e)	635,000	14,411
Blue Earth Refineries, Inc. (a)	274,309	121
Chubu Steel Plate Co. Ltd.	500,000	2,774
Compania de Minas Buenaventura SA sponsored ADR	2,500,000	107,250
Fortescue Metals Group Ltd.	1,490,203	7,989
Hill & Smith Holdings PLC	1,700,600	7,940
Horsehead Holding Corp. (a)(e)	2,370,000	25,786
Korea Steel Shapes Co. Ltd.	41,760	1,764
Orosur Mining, Inc. (a)	3,100,000	2,659
Orvana Minerals Corp. (a)(d)	1,350,000	1,521
Pacific Metals Co. Ltd.	4,000,000	22,458
Sherritt International Corp.	2,660,000	16,792
SunCoke Energy, Inc. (a)	2,108,836	28,322
Tohoku Steel Co. Ltd. (e)	755,000	9,161
Tokyo Kohtetsu Co. Ltd.	125,000	795
Tokyo Tekko Co. Ltd. (e)	4,600,000	20,215
Webco Industries, Inc. (a)	9,122	1,049
Yamato Kogyo Co. Ltd.	285,000	8,962
		279,969
Paper & Forest Products - 0.0%
Gunns Ltd. (a)	750,000	96
Stella-Jones, Inc.	35,000	1,454
Stella-Jones, Inc. (a)	165,000	6,853
		8,403
TOTAL MATERIALS		1,279,093
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	48,317
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	2,550,000	22,542
NII Holdings, Inc. (a)	1,800,000	36,198
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Okinawa Cellular Telephone Co.	209	$ 452
SK Telecom Co. Ltd. sponsored ADR	1,875,000	26,269
		85,461
TOTAL TELECOMMUNICATION SERVICES		133,778
UTILITIES - 0.2%
Electric Utilities - 0.0%
Duke Energy Corp.	721,400	15,373
PPL Corp.	95,000	2,640
		18,013
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,408
Keiyo Gas Co. Ltd.	606,000	2,727
KyungDong City Gas Co. Ltd.	153,670	7,538
Otaki Gas Co. Ltd.	725,000	3,728
UGI Corp.	100,000	2,691
		21,092
Independent Power Producers & Energy Traders - 0.1%
Drax Group PLC	750,000	6,282
Mega First Corp. Bhd (e)	22,662,000	12,965
		19,247
Multi-Utilities - 0.0%
CMS Energy Corp.	729,700	15,929
TOTAL UTILITIES		74,281
TOTAL COMMON STOCKS (Cost $23,282,990)		32,476,715
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	76,380
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.1%
General Motors Co. 4.75%	990,000	$ 39,659
TOTAL CONSUMER DISCRETIONARY		116,039
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,912
TOTAL CONVERTIBLE PREFERRED STOCKS		120,951
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	48,534	355
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,440
TOTAL CONSUMER STAPLES		1,795
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	15,000	240
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	6,442
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,477
TOTAL PREFERRED STOCKS (Cost $88,159)		129,428
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14 (Cost $35,204)	$ 37,150	$ 22,702
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,127,208,099	1,127,208
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	532,894,582	532,895
TOTAL MONEY MARKET FUNDS (Cost $1,660,103)		1,660,103
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $25,066,456)		34,288,948
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(499,963)
NET ASSETS - 100%		$ 33,788,985
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,576,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,737,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Bancorp, Puerto Rico	10/6/11	$ 26,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,254
Fidelity Securities Lending Cash Central Fund	2,765
Total	$ 4,019
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 8,254	$ -	$ -	$ -	$ 5,476
Aalberts Industries NV	156,502	34,156	-	-	190,186
Aastra Technologies Ltd.	22,728	-	-	200	19,791
Abbey PLC	24,817	-	-	227	23,792
Abercrombie & Fitch Co. Class A	475,280	-	-	2,275	298,610
Accell Group NV	14,825	13,737	-	-	28,135
Adams Resources & Energy, Inc.	8,983	-	1,064	198	12,174
Aditya Birla Chemicals India Ltd.	6,774	-	-	-	4,338
Advocat, Inc.	3,365	-	946	39	2,002
Aeropostale, Inc.	137,784	-	-	-	133,859
Air T, Inc.	2,184	-	-	-	2,211
AJIS Co. Ltd.	7,862	1,562	-	-	8,555
Alconix Corp.	17,429	489	-	185	14,411
Almost Family, Inc.	22,743	837	-	-	17,650
Alps Logistics Co. Ltd.	17,312	-	-	365	16,394
Ambassadors Group, Inc.	10,479	2,806	-	182	7,984
Amedisys, Inc.	74,529	-	-	-	30,261
AMERIGROUP Corp.	266,750	-	-	-	329,849
AmSurg Corp.	59,761	-	-	-	60,513
ANSYS, Inc.	258,060	-	-	-	308,499
AOC Holdings, Inc.	46,614	-	-	-	41,508
Arctic Cat, Inc.	13,184	-	15,304	-	-
Argo Graphics, Inc.	7,060	-	-	-	7,266
ARK Restaurants Corp.	4,545	-	14	150	4,335
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrhythmia Research Technology, Inc.	$ 1,163	$ -	$ -	$ -	$ 981
Arts Optical International Holdings Ltd.	13,730	-	-	283	9,637
Assurant, Inc.	190,567	7,858	20	1,968	221,008
ASTI Corp.	5,051	-	-	102	4,857
Atlantic Tele-Network, Inc.	50,566	-	-	616	48,317
Avery Dennison Corp.	31,550	260,563	3,055	3,911	288,322
Axell Corp.	19,494	-	-	336	20,167
Axis Capital Holdings Ltd.	259,741	-	-	3,831	250,857
AZZ, Inc.	55,533	-	-	278	54,490
Barratt Developments PLC	135,826	-	-	-	144,564
Belc Co. Ltd.	30,030	-	-	455	33,905
Belluna Co. Ltd.	35,517	-	-	463	40,677
Bellway PLC	81,530	-	-	1,024	87,404
Big 5 Sporting Goods Corp.	18,137	4	-	330	17,460
Black Box Corp.	45,779	5,017	-	252	55,682
Blyth, Inc.	50,355	-	46,368	-	-
BMTC Group, Inc. Class A (sub. vtg.)	132,588	-	7,934	1,173	100,716
Brinker International, Inc.	184,954	-	18,656	2,464	180,950
Brown Shoe Co., Inc.	11,565	16,058	-	333	30,713
C. Uyemura & Co. Ltd.	29,052	-	-	-	25,730
Cal Dive International, Inc.	36,287	970	172	-	19,940
Calian Technologies Ltd.	16,460	-	-	335	14,518
Capella Education Co.	-	26,181	-	-	36,827
Career Education Corp.	106,643	-	-	-	47,517
Cathay General Bancorp	57,173	-	-	83	64,928
CE Franklin Ltd.	13,509	-	-	-	12,430
CEC Entertainment, Inc.	77,400	-	-	840	70,340
Center Financial Corp.	13,462	-	-	-	-
Chase Corp.	12,542	-	-	313	11,898
Chime Communications PLC	18,690	-	-	147	15,514
Chuoh Pack Industry Co. Ltd.	4,932	34	-	89	4,775
Citi Trends, Inc.	15,755	2,123	1,570	-	10,525
CKD Corp.	47,666	-	-	402	42,690
ClearOne Communications, Inc.	2,423	-	-	-	2,268
Clip Corp.	3,958	-	-	-	3,996
Comtech Telecommunications Corp.	33,014	1,969	-	715	40,118
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cosmos Pharmaceutical Corp.	$ 88,625	$ -	$ -	$ 409	$ 89,355
Coventry Health Care, Inc.	468,340	4,525	-	-	444,840
CRA International, Inc.	16,128	-	-	-	12,966
Craftmade International, Inc.	1,710	-	2,423	-	-
Create SD Holdings Co. Ltd.	46,318	689	-	497	47,852
CSE Global Ltd.	46,560	289	-	-	33,934
Cybernet Systems Co. Ltd.	5,380	-	-	40	5,704
D.R. Horton, Inc.	285,120	-	53,969	1,800	278,400
Daewon Pharmaceutical Co. Ltd.	8,779	-	-	-	8,660
Daiichi Kensetsu Corp.	15,682	87	-	-	15,475
DCC PLC (Ireland)	224,715	-	-	3,083	200,534
Dean Foods Co.	69,977	56,007	-	-	134,500
Deepak Fertilisers and Petrochemicals Corp. Ltd.	25,393	-	-	-	19,238
Deepak Nitrite Ltd.	3,120	-	-	-	1,980
Delta Apparel, Inc.	16,763	-	-	-	13,039
Diodes, Inc.	90,668	13,516	-	-	117,557
Ditech Networks, Inc.	2,002	-	12	-	1,466
Divestco, Inc.	563	-	-	-	572
DongKook Pharmaceutical Co. Ltd.	4,713	1,539	-	122	6,968
Dongyang Engineering & Construction Corp.	1,538	-	-	104	1,590
Ebix, Inc.	41,546	-	-	84	52,286
EcoGreen Fine Chemical Group Ltd.	15,177	62	-	69	9,889
Educational Development Corp.	2,070	-	-	93	1,896
Elematec Corp.	25,798	-	-	329	32,767
Endurance Specialty Holdings Ltd.	105,924	-	-	1,560	97,240
EOH Holdings Ltd.	27,526	-	-	495	31,371
Excel Co. Ltd.	9,516	-	-	165	9,309
Farstad Shipping ASA	95,693	-	270	-	86,716
Federal Screw Works	803	-	-	-	563
First Juken Co. Ltd.	12,999	-	-	371	15,053
Folli Follie Group	44,972	-	345	-	29,109
Food Empire Holdings Ltd.	16,474	-	-	-	13,668
Foremost Income Fund	14,343	-	-	-	15,480
Fresh Del Monte Produce, Inc.	155,881	-	-	1,272	155,690
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fujikura Kasei Co., Ltd.	$ 18,363	$ -	$ -	$ 277	$ 16,609
Fursys, Inc.	19,727	456	-	392	23,734
Fushi Copperweld, Inc.	20,735	-	-	-	24,372
Fyffes PLC (Ireland)	19,915	-	-	273	16,618
GameStop Corp. Class A	186,282	2,359	-	-	186,880
Gennum Corp.	22,347	-	-	87	41,001
Genworth MI Canada, Inc.	139,919	-	-	4,969	128,129
Geodesic Ltd.	7,115	-	-	138	4,601
Gildan Activewear, Inc.	299,770	39,461	-	1,285	262,371
Glentel, Inc.	38,269	-	-	510	43,269
Goodfellow, Inc.	9,419	-	-	71	7,102
Gulliver International Co. Ltd.	49,218	-	-	908	39,475
Halows Co. Ltd.	13,566	-	-	-	13,513
Hamakyorex Co. Ltd.	17,487	331	-	117	16,037
Hampshire Group Ltd.	3,404	-	-	-	2,300
Handsome Co. Ltd.	65,046	-	-	668	73,089
Hankook Shell Oil Co. Ltd.	13,738	-	-	785	12,895
Harte-Hanks, Inc.	20,017	7,609	-	465	32,424
HealthSpring, Inc.	209,304	1,466	280,373	-	-
Healthways, Inc.	26,096	-	-	-	13,214
Heartland Payment Systems, Inc.	75,744	-	2,439	288	84,000
Helen of Troy Ltd.	91,913	-	-	-	91,685
Henry Boot PLC	24,054	-	-	275	22,753
Hiday Hidaka Corp.	14,211	502	-	159	16,447
Holidaybreak PLC	35,171	-	33,611	-	-
Honeys Co. Ltd.	18,844	-	-	197	28,009
Honshu Chemical Industry Co., Ltd.	6,746	-	-	58	5,405
Hornbeck Offshore Services, Inc.	52,618	1,100	62,963	-	-
Horsehead Holding Corp.	25,691	544	-	-	25,786
Hoshiiryou Sanki Co. Ltd.	7,731	-	-	68	7,456
Houston Wire & Cable Co.	14,717	1,652	-	184	15,269
HTL International Holdings Ltd.	10,959	-	-	360	8,252
Hurco Companies, Inc.	18,588	-	-	-	14,892
Hutech Norin Co. Ltd.	9,221	-	-	177	10,474
Huvitz Co. Ltd.	6,308	-	-	65	7,796
Hwacheon Machine Tool Co. Ltd.	15,622	-	-	159	8,839
I A Group Corp.	5,086	28	-	90	4,575
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
I-Sheng Electric Wire & Cable Co. Ltd.	$ 13,902	$ -	$ -	$ -	$ 14,031
ICT Automatisering NV	5,436	-	-	-	3,109
Ihara Science Corp.	7,429	69	-	-	6,164
Ildong Pharmaceutical Co. Ltd.	20,149	-	-	1,266	16,503
Image Sensing Systems, Inc.	3,868	26	-	-	2,340
Indra Sistemas	326,153	-	-	-	216,069
Infomedia Ltd.	4,183	-	-	208	3,440
Innospec, Inc.	43,362	-	5,700	-	-
Inoue Kinzoku Kogyo Co. Ltd.	6,045	-	-	52	5,564
Insteel Industries, Inc.	11,460	1,921	-	63	15,159
Intage, Inc.	22,715	-	-	-	20,655
Intelligent Digital Integrated Security Co. Ltd.	16,724	-	-	7,766	7,231
Intelligent Digital Integrated Security Co. Ltd.	-	7,641	-	-	11,004
INTOPS Co. Ltd.	16,149	-	-	286	15,158
INZI Controls Co. Ltd.	13,056	-	-	109	7,329
Isewan Terminal Service Co. Ltd.	8,615	-	-	191	9,298
j2 Global, Inc.	100,542	532	-	1,531	101,909
Jack in the Box, Inc.	149,248	-	-	-	139,263
Jacobs Engineering Group, Inc.	39,140	233,399	76,743	-	-
JAKKS Pacific, Inc.	48,740	-	-	559	42,679
Jaya Holdings Ltd.	35,036	-	-	-	34,431
Jeil Pharmaceutical Co.	14,980	4,020	-	86	18,059
JLM Couture, Inc.	306	-	-	-	256
Jorudan Co. Ltd.	1,148	2,261	-	15	3,333
Jos. A. Bank Clothiers, Inc.	140,461	-	-	-	130,716
Jumbo SA	77,604	-	-	3,014	52,226
KEC Holdings Co. Ltd.	2,164	-	-	-	2,131
Kinetic Concepts, Inc.	281,695	-	288,260	-	-
Knoll, Inc.	79,844	1,437	-	895	71,421
Know IT AB	16,521	-	-	-	13,948
Kohsoku Corp.	17,113	-	-	241	18,131
Kondotec, Inc.	11,733	-	-	170	13,039
Korea Electric Terminal Co. Ltd.	18,591	-	-	101	13,959
KSK Co., Ltd.	4,249	69	-	-	3,678
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
KunWha Pharmaceutical Co., Ltd.	$ 3,833	$ -	$ -	$ 141	$ 3,772
Kyeryong Construction Industrial Co. Ltd.	18,380	-	-	193	11,090
Kyoto Kimono Yuzen Co. Ltd.	17,516	368	-	222	19,402
LHC Group, Inc.	42,542	185	-	-	27,874
Lincare Holdings, Inc.	344,276	-	-	5,381	345,621
M/I Homes, Inc.	20,378	-	-	-	20,469
MAIR Holdings, Inc.	0	-	-	-	0
MarineMax, Inc.	13,099	-	-	-	11,716
Maruzen Co., Ltd.	12,278	-	-	153	12,397
Mastek Ltd.	5,105	-	-	-	3,501
Medical Action Industries, Inc.	12,453	-	-	-	8,662
Meetic	34,822	924	-	1,603	26,851
Mega First Corp. Bhd	12,838	-	-	163	12,965
Melbourne IT Ltd.	15,654	-	-	589	13,673
Melexis NV	52,033	-	-	2,373	49,951
Mesa Laboratories, Inc.	10,712	-	-	79	14,113
Metro, Inc. Class A (sub. vtg.)	541,717	-	-	3,581	596,440
Michang Oil Industrial Co. Ltd.	8,330	-	-	251	7,307
Mitani Sekisan Co. Ltd.	9,222	362	-	86	10,627
Mitie Group PLC	78,797	16,684	-	1,363	96,362
Monarch Casino & Resort, Inc.	15,593	-	-	-	14,378
Motonic Corp.	29,703	-	-	715	24,413
Mr. Bricolage SA	13,440	-	-	-	9,847
Muhak Co. Ltd.	16,584	316	-	47	14,302
Murakami Corp.	9,004	-	-	68	7,484
Muramoto Electronic Thailand PCL (For. Reg.)	13,303	-	7	-	11,458
Nadex Co. Ltd.	2,255	3	-	40	2,246
Nafco Co. Ltd.	35,732	28	-	401	33,249
National Interstate Corp.	25,099	16	46	202	29,215
NCI, Inc. Class A	3,874	7,937	-	-	5,856
New Frontier Media, Inc.	2,729	-	-	-	2,125
Next PLC	649,150	-	-	7,159	687,236
Nextchip Co. Ltd.	11,672	-	-	62	10,337
NICE e-Banking Services	5,454	189	-	144	4,791
Nippo Ltd.	5,229	4	-	-	4,290
Nishimatsuya Chain Co. Ltd.	60,940	2,429	2,614	759	56,435
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
North Central Bancshares, Inc.	$ 2,372	$ -	$ -	$ 3	$ 2,427
North Valley Bancorp	6,975	-	-	-	6,513
Nutraceutical International Corp.	16,924	-	-	-	14,694
Oil States International, Inc.	209,866	-	45,749	-	-
OM Group, Inc.	85,258	26,395	-	-	88,037
Orbotech Ltd.	34,813	-	-	-	32,395
Oriental Financial Group, Inc.	31,106	-	-	248	28,652
P&F Industries, Inc. Class A	1,762	-	-	-	1,401
Pacer International, Inc.	9,746	987	-	-	12,208
Pacific Premier Bancorp, Inc.	6,257	-	-	-	7,168
Pal Co. Ltd.	28,079	-	-	-	33,790
Papa John's International, Inc.	85,826	-	1,935	-	104,598
Parker Corp.	5,925	-	-	58	5,132
PetMed Express, Inc.	26,603	-	-	606	30,241
Physicians Formula Holdings, Inc.	4,369	-	1,607	-	-
Piolax, Inc.	25,052	-	-	183	23,822
Plenus Co. Ltd.	43,429	-	13,228	758	-
Prim SA	12,043	-	-	87	8,175
RCM Technologies, Inc.	7,189	-	-	-	7,072
Relo Holdings Corp.	25,160	180	-	-	32,987
RenaissanceRe Holdings Ltd.	215,729	-	-	1,612	226,641
Republic Airways Holdings, Inc.	15,510	620	-	-	20,607
Rex American Resources Corp.	17,230	-	17,114	-	-
Rimage Corp.	13,948	290	-	254	12,019
Rocky Brands, Inc.	8,863	-	-	-	7,728
Rocky Mountain Chocolate Factory, Inc.	4,615	16	-	101	4,364
Ross Stores, Inc.	473,563	-	-	2,750	635,250
Ruby Tuesday, Inc.	57,922	-	-	-	47,854
Ruth's Hospitality Group, Inc.	13,497	164	-	-	14,701
Sakai Moving Service Co. Ltd.	16,901	-	-	236	17,473
Samsung Climate Control Co. Ltd.	3,225	-	-	25	3,018
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ScanSource, Inc.	$ 73,900	$ -	$ -	$ -	$ 75,140
Seagate Technology	426,423	55,279	70,548	11,979	665,910
SED International Holdings, Inc.	2,328	-	-	-	1,287
Select Harvests Ltd.	10,532	-	-	167	9,819
Senshu Electric Co. Ltd.	15,436	-	-	198	13,771
Shibaura Electronics Co. Ltd.	16,372	-	-	-	13,489
Shinsegae Engineering & Construction Co. Ltd.	4,474	-	-	113	4,059
ShoLodge, Inc.	5	-	-	-	5
Sigmatron International, Inc.	1,833	-	-	-	1,409
SinoCom Software Group Ltd.	6,744	400	-	-	6,667
Sinwa Ltd.	2,616	-	-	-	1,870
SJM Co. Ltd.	6,636	709	-	183	7,021
SJM Holdings Co. Ltd.	4,931	-	-	96	3,786
SMART Modular Technologies (WWH), Inc.	55,800	-	57,350	-	-
Societe Pour L'Informatique Industrielle SA	9,566	481	-	74	7,553
Softbank Technology Corp.	5,796	24	-	-	5,730
Soken Chemical & Engineer Co. Ltd.	8,671	-	-	-	7,561
Sonic Corp.	65,944	526	-	-	42,631
Span-America Medical System, Inc.	4,167	-	-	59	4,097
Sporton International, Inc.	15,308	904	-	-	14,580
Sportscene Group, Inc. Class A	4,019	-	-	-	3,371
Stanley Furniture Co., Inc.	5,326	-	-	-	4,527
Stantec, Inc.	74,103	1,085	-	-	73,454
Steiner Leisure Ltd.	80,223	-	-	-	81,477
Step Co. Ltd.	8,088	-	-	146	7,755
Sterling Construction Co., Inc.	5,134	7,278	-	-	12,680
Strattec Security Corp.	8,432	-	-	66	6,947
Strongco Corp.	5,688	-	-	-	6,145
Sun Hing Vision Group Holdings Ltd.	10,136	-	-	624	8,334
Sunjin Co. Ltd.	6,946	-	-	-	5,070
Sunjin Holdings Co. Ltd.	3,305	-	-	-	2,516
Super Micro Computer, Inc.	31,005	6,586	-	-	45,635
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SUPERVALU, Inc.	$ 116,100	$ 13,605	$ 20,965	$ 2,476	$ 87,066
SWORD Group	14,172	-	-	-	9,614
Syneron Medical Ltd.	29,694	-	3,392	-	23,246
SYNNEX Corp.	99,078	73	-	-	126,666
T&K Toka Co. Ltd.	9,277	-	-	110	8,512
Teems, Inc.	1,452	-	-	18	1,207
Telechips, Inc.	5,754	-	-	61	6,108
The Pack Corp.	28,502	3,779	-	413	29,838
The PMI Group, Inc.	12,388	-	4,022	-	-
Theragenics Corp.	5,651	-	-	-	5,552
Tohoku Steel Co. Ltd.	7,344	1,873	-	43	9,161
Token Corp.	37,939	-	-	-	36,364
Tokyo Kisen Co. Ltd.	6,756	-	-	-	6,428
Tokyo Tekko Co. Ltd.	12,970	-	-	111	20,215
Tomen Devices Corp.	13,970	398	-	-	13,789
Tomen Electronics Corp.	19,449	-	-	271	19,636
Total Energy Services, Inc.	40,821	-	-	167	41,935
Total System Services, Inc.	214,015	-	110,282	1,515	-
Tow Co. Ltd.	7,055	-	-	190	7,460
Trancom Co. Ltd.	21,865	-	-	-	20,098
Trifast PLC	3,532	-	487	-	-
Trio-Tech International	1,145	-	-	-	761
Triple-S Management Corp.	42,228	-	-	-	41,758
Tuesday Morning Corp.	18,536	-	-	-	14,656
Tungtex Holdings Co. Ltd.	3,613	-	-	176	2,525
UANGEL Corp.	3,887	-	-	130	5,336
UKC Holdings Corp.	16,727	-	-	-	16,497
Uni-Select, Inc.	55,086	263	-	400	52,947
Unit Corp.	228,038	-	-	-	171,950
United Stationers, Inc.	78,028	-	-	632	78,612
Universal Security Instruments, Inc.	1,575	-	-	-	1,402
Unum Group	387,801	-	-	3,339	362,997
Up, Inc.	5,769	-	-	-	6,366
US 1 Industries, Inc.	1,907	-	1,948	-	-
USS Co. Ltd.	159,553	-	-	2,665	191,001
Utah Medical Products, Inc.	11,070	-	-	208	12,675
Varitronix International Ltd.	10,543	-	-	233	7,000
Venture Corp. Ltd.	150,513	-	-	-	132,019
VST Holdings Ltd.	22,684	395	-	-	13,956
W&T Offshore, Inc.	108,403	-	-	2,840	86,442
Watts Co. Ltd.	3,480	639	-	99	4,080
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Whanin Pharmaceutical Co. Ltd.	$ 14,590	$ -	$ -	$ 336	$ 10,316
Win International Co., Ltd.	6,882	-	-	-	6,476
Winland Electronics, Inc.	189	-	13	-	184
Wireless Telecom Group, Inc.	1,414	-	-	-	2,210
Workman Co. Ltd.	39,334	-	-	-	41,399
XAC Automation Corp.	10,612	-	-	-	9,766
Xyratex Ltd.	29,571	-	14,703	319	33,030
YBM Sisa.com, Inc.	6,470	-	-	343	5,743
Yip's Chemical Holdings Ltd.	36,118	-	-	478	23,386
Young Innovations, Inc.	21,735	-	-	810	22,905
Youngone Holdings Co. Ltd.	40,886	-	-	335	43,007
Yusen Logistics Co. Ltd.	67,520	-	-	511	57,870
Yutaka Giken Co. Ltd.	36,066	-	-	305	31,417
Total	$ 15,665,751	$ 910,355	$ 1,268,221	$ 130,570	$ 14,636,993
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,207,544	$ 9,124,798	$ 82,746	$ -
Consumer Staples	2,763,904	2,763,904	-	-
Energy	2,088,084	1,625,041	463,043	-
Financials	2,871,116	2,550,526	320,432	158
Health Care	4,310,873	4,310,873	-	-
Industrials	3,141,173	3,125,688	-	15,485
Information Technology	6,729,855	6,729,855	-	-
Materials	1,285,535	1,284,486	1,049	-
Telecommunication Services	133,778	133,778	-	-
Utilities	74,281	74,281	-	-
Corporate Bonds	22,702	-	22,702	-
Money Market Funds	1,660,103	1,660,103	-	-
Total Investments in Securities:	$ 34,288,948	$ 33,383,333	$ 889,972	$ 15,643
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 51,591
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,130
Cost of Purchases	-
Proceeds of Sales	(20,130)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(16,948)
Ending Balance	$ 15,643
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 1,130

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	60.9%
Japan	7.4%
Canada	6.1%
Ireland	3.5%
United Kingdom	3.4%
Bermuda	3.1%
Netherlands	2.3%
Taiwan	2.0%
Italy	1.5%
Korea (South)	1.3%
Cayman Islands	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012

Assets
Investment in securities, at value (including securities loaned of $508,762) - See accompanying schedule: Unaffiliated issuers (cost $13,092,844)	$ 17,991,852
Fidelity Central Funds (cost $1,660,103)	1,660,103
Other affiliated issuers (cost $10,313,509)	14,636,993
Total Investments (cost $25,066,456)		$ 34,288,948
Cash		273
Foreign currency held at value (cost $535)		534
Receivable for investments sold		71,585
Receivable for fund shares sold		29,366
Dividends receivable		24,152
Interest receivable		368
Distributions receivable from Fidelity Central Funds		478
Prepaid expenses		81
Other receivables		988
Total assets		34,416,773

Liabilities
Payable for investments purchased	$ 38,833
Payable for fund shares redeemed	31,905
Accrued management fee	18,722
Other affiliated payables	3,975
Other payables and accrued expenses	1,458
Collateral on securities loaned, at value	532,895
Total liabilities		627,788

Net Assets		$ 33,788,985
Net Assets consist of:
Paid in capital		$ 24,054,625
Distributions in excess of net investment income		(7,962)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		519,810
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,222,512
Net Assets		$ 33,788,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,608,107 ÷ 648,847 shares)	$ 37.93

Class K: Net Asset Value, offering price and redemption price per share ($9,180,878 ÷ 242,230 shares)	$ 37.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2012

Investment Income
Dividends (including $130,570 earned from other affiliated issuers)		$ 267,918
Interest		978
Income from Fidelity Central Funds		4,019
Total income		272,915

Expenses
Management fee Basic fee	$ 96,632
Performance adjustment	25,021
Transfer agent fees	22,992
Accounting and security lending fees	1,078
Custodian fees and expenses	910
Independent trustees' compensation	107
Registration fees	225
Audit	120
Legal	74
Miscellaneous	145
Total expenses before reductions	147,304
Expense reductions	(269)	147,035
Net investment income (loss)		125,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	321,790
Other affiliated issuers	234,118
Foreign currency transactions	(754)
Total net realized gain (loss)		555,154
Change in net unrealized appreciation (depreciation) on: Investment securities	(751,457)
Assets and liabilities in foreign currencies	78
Total change in net unrealized appreciation (depreciation)		(751,379)
Net gain (loss)		(196,225)
Net increase (decrease) in net assets resulting from operations		$ (70,345)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 125,880	$ 209,976
Net realized gain (loss)	555,154	2,284,334
Change in net unrealized appreciation (depreciation)	(751,379)	4,196,298
Net increase (decrease) in net assets resulting from operations	(70,345)	6,690,608
Distributions to shareholders from net investment income	(253,207)	(140,567)
Distributions to shareholders from net realized gain	(1,872,592)	(6,923)
Total distributions	(2,125,799)	(147,490)
Share transactions - net increase (decrease)	1,189,436	(647,733)
Redemption fees	2,433	3,237
Total increase (decrease) in net assets	(1,004,275)	5,898,622

Net Assets
Beginning of period	34,793,260	28,894,638
End of period (including distributions in excess of net investment income of $7,962 and undistributed net investment income of $119,365, respectively)	$ 33,788,985	$ 34,793,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

	Six months ended	Years ended July 31,
	January 31, 2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38	$ 42.40
Income from Investment Operations
Net investment income (loss) D	.14	.23	.07	.17	.28	.60 G
Net realized and unrealized gain (loss)	(.39)	7.53	5.00	(4.88)	(4.72)	6.49
Total from investment operations	(.25)	7.76	5.07	(4.71)	(4.44)	7.09
Distributions from net investment income	(.28)	(.15)	(.12)	(.17)	(.57)	(.33)
Distributions from net realized gain	(2.21)	(.01)	(.08)	(4.11)	(3.18)	(3.78)
Total distributions	(2.49)	(.16)	(.20)	(4.28)	(3.75)	(4.11)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 37.93	$ 40.67	$ 33.07	$ 28.20	$ 37.19	$ 45.38
Total ReturnB,C	.12%	23.53%	18.06%	(13.90)%	(10.50)%	18.22%
Ratios to Average Net AssetsE,H
Expenses before reductions	.96% A	.83%	.99%	.99%	.99%	.97%
Expenses net of fee waivers, if any	.96% A	.83%	.99%	.99%	.99%	.97%
Expenses net of all reductions	.96% A	.83%	.99%	.98%	.98%	.96%
Net investment income (loss)	.76% A	.61%	.21%	.67%	.68%	1.36% G
Supplemental Data
Net assets, end of period (in millions)	$ 24,608	$ 26,762	$ 24,538	$ 21,792	$ 29,044	$ 38,968
Portfolio turnover rate F	14% A	15%	20%	31%	36%	11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended	Years ended July 31,
	January 31, 2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 33.11	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	.16	.28	.11	.20	.08
Net realized and unrealized gain (loss)	(.39)	7.51	5.01	(4.86)	(3.33)
Total from investment operations	(.23)	7.79	5.12	(4.66)	(3.25)
Distributions from net investment income	(.33)	(.23)	(.15)	(.21)	-
Distributions from net realized gain	(2.21)	(.01)	(.08)	(4.11)	-
Total distributions	(2.54)	(.23) J	(.23)	(4.32)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 37.90	$ 40.67	$ 33.11	$ 28.22	$ 37.20
Total Return B,C	.19%	23.66%	18.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.71%	.85%	.81%	.88% A
Expenses net of fee waivers, if any	.84% A	.71%	.85%	.81%	.88% A
Expenses net of all reductions	.83% A	.70%	.85%	.81%	.88% A
Net investment income (loss)	.89% A	.74%	.35%	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,180,878	$ 8,031,286	$ 4,356,602	$ 2,278,591	$ 92
Portfolio turnover rate F	14% A	15%	20%	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as distribution for income tax purposes.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,833,215
Gross unrealized depreciation	(2,612,040)
Net unrealized appreciation (depreciation) on securities and other investments	$ 9,221,175

Tax cost	$ 25,067,773

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,830,740 and $2,157,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 20,925.18
Class K	2,067.05
	$ 22,992

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $176 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,125. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,765, including $27 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $267 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Low-Priced Stock	$ 181,791	$ 106,681
Class K	71,416	33,886
Total	$ 253,207	$ 140,567
From net realized gain
Low-Priced Stock	$ 1,427,188	$ 5,786
Class K	445,404	1,137
Total	$ 1,872,592	$ 6,923

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Low-Priced Stock
Shares sold	47,963	122,747	$ 1,734,905	$ 4,703,222
Reinvestment of distributions	45,341	3,037	1,537,942	107,626
Shares redeemed	(102,545)	(209,735)	(3,655,277)	(7,973,181)
Net increase (decrease)	(9,241)	(83,951)	$ (382,430)	$ (3,162,333)
Class K
Shares sold	56,405	105,164	$ 2,019,438	$ 4,035,533
Reinvestment of distributions	15,233	997	516,820	35,023
Shares redeemed	(26,866)	(40,297)	(964,392)	(1,555,956)
Net increase (decrease)	44,772	65,864	$ 1,571,866	$ 2,514,600

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 14, 2012

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LPS-K-USAN-0312
1.863397.103

Fidelity®

Value Discovery

Fund

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Value Discovery	.93%
Actual		$ 1,000.00	$ 1,003.00	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Class K	.73%
Actual		$ 1,000.00	$ 1,003.90	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	2.8
Berkshire Hathaway, Inc. Class B	2.7	0.0
JPMorgan Chase & Co.	2.6	2.5
Exxon Mobil Corp.	2.5	1.0
Wells Fargo & Co.	2.4	2.1
Cisco Systems, Inc.	2.0	0.3
U.S. Bancorp	2.0	1.7
Merck & Co., Inc.	2.0	1.0
Comcast Corp. Class A	1.6	0.0
AFLAC, Inc.	1.6	0.2
	23.2
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	21.4
Health Care	14.7	13.4
Information Technology	12.4	9.0
Energy	11.4	15.1
Consumer Discretionary	10.2	11.1
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *	As of July 31, 2011 **
Stocks 98.4%	Stocks 100.1%
Convertible Securities 0.2%	Short-Term Investments and Net Other Assets† (0.1)%
Short-Term Investments and Net Other Assets 1.4%

* Foreign investments	12.2%	** Foreign investments	11.4%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,577,636
Household Durables - 0.6%
D.R. Horton, Inc.	123,670	1,721,486
Lennar Corp. Class A (d)	54,800	1,177,652
		2,899,138
Media - 5.7%
Comcast Corp. Class A	287,800	7,652,602
John Wiley & Sons, Inc. Class A	89,275	4,052,192
McGraw-Hill Companies, Inc.	53,500	2,461,000
The Walt Disney Co.	94,371	3,671,032
Time Warner Cable, Inc.	72,643	5,355,242
Viacom, Inc. Class B (non-vtg.)	102,100	4,802,784
		27,994,852
Multiline Retail - 1.7%
Kohl's Corp.	76,800	3,532,032
Target Corp.	97,500	4,953,975
		8,486,007
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	46,900	3,594,416
Staples, Inc.	311,200	4,552,856
		8,147,272
TOTAL CONSUMER DISCRETIONARY		50,104,905
CONSUMER STAPLES - 8.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	40,300	2,450,240
PepsiCo, Inc.	75,300	4,944,951
		7,395,191
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	144,700	6,041,225
Walgreen Co.	148,100	4,940,616
		10,981,841
Food Products - 1.0%
Unilever NV (NY Reg.)	152,100	5,072,535
Household Products - 3.2%
Colgate-Palmolive Co.	55,110	4,999,579
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	49,600	$ 3,549,376
Procter & Gamble Co.	111,200	7,010,048
		15,559,003
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	41,400	3,817,494
TOTAL CONSUMER STAPLES		42,826,064
ENERGY - 11.4%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc.	83,100	6,147,738
Transocean Ltd. (United States)	110,200	5,212,460
		11,360,198
Oil, Gas & Consumable Fuels - 9.1%
BP PLC sponsored ADR	111,000	5,096,010
Chevron Corp.	180,981	18,655,522
Exxon Mobil Corp.	148,200	12,410,268
Royal Dutch Shell PLC Class A sponsored ADR	104,987	7,491,872
Scorpio Tankers, Inc. (a)	213,900	1,234,203
		44,887,875
TOTAL ENERGY		56,248,073
FINANCIALS - 24.3%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	296,700	5,972,571
Goldman Sachs Group, Inc.	57,645	6,425,688
Morgan Stanley	339,400	6,329,810
State Street Corp.	151,100	5,920,098
		24,648,167
Commercial Banks - 6.2%
CIT Group, Inc. (a)	98,930	3,773,190
PNC Financial Services Group, Inc.	83,600	4,925,712
U.S. Bancorp	347,600	9,809,272
Wells Fargo & Co.	411,494	12,019,740
		30,527,914
Consumer Finance - 0.9%
Capital One Financial Corp.	101,700	4,652,775
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	335,998	$ 12,532,725
Insurance - 6.6%
ACE Ltd.	52,500	3,654,000
AFLAC, Inc.	157,923	7,616,626
Berkshire Hathaway, Inc. Class B (a)	171,463	13,437,555
MetLife, Inc.	69,310	2,448,722
XL Group PLC Class A	249,300	5,053,311
		32,210,214
Real Estate Investment Trusts - 2.3%
CBL & Associates Properties, Inc.	227,403	3,949,990
Public Storage	27,400	3,804,764
Rayonier, Inc.	78,400	3,585,232
		11,339,986
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	545,800	3,673,234
TOTAL FINANCIALS		119,585,015
HEALTH CARE - 14.7%
Biotechnology - 1.3%
Amgen, Inc.	95,491	6,484,794
Health Care Equipment & Supplies - 1.8%
Covidien PLC	93,000	4,789,500
Stryker Corp.	70,500	3,907,815
		8,697,315
Health Care Providers & Services - 5.9%
Aetna, Inc.	56,200	2,455,940
Express Scripts, Inc. (a)	73,100	3,739,796
Humana, Inc.	26,200	2,332,324
Laboratory Corp. of America Holdings (a)	49,200	4,496,388
McKesson Corp.	65,461	5,349,473
UnitedHealth Group, Inc.	137,500	7,121,125
WellPoint, Inc.	52,000	3,344,640
		28,839,686
Pharmaceuticals - 5.7%
GlaxoSmithKline PLC sponsored ADR	111,100	4,948,394
Johnson & Johnson	34,256	2,257,813
Merck & Co., Inc.	253,410	9,695,467
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	284,067	$ 6,079,034
Sanofi-aventis sponsored ADR	137,200	5,094,236
		28,074,944
TOTAL HEALTH CARE		72,096,739
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.3%
United Technologies Corp.	80,302	6,291,662
Electrical Equipment - 1.3%
Emerson Electric Co.	124,600	6,401,948
Industrial Conglomerates - 3.1%
3M Co.	72,300	6,269,133
Danaher Corp.	48,100	2,525,731
General Electric Co.	336,952	6,304,372
		15,099,236
Machinery - 0.9%
Parker Hannifin Corp.	58,400	4,711,712
Professional Services - 0.5%
Dun & Bradstreet Corp.	30,450	2,521,565
TOTAL INDUSTRIALS		35,026,123
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	501,600	9,846,408
Motorola Solutions, Inc.	82,700	3,838,107
		13,684,515
Computers & Peripherals - 2.7%
Apple, Inc. (a)	8,700	3,971,376
EMC Corp. (a)	107,100	2,758,896
Hewlett-Packard Co.	228,499	6,393,402
		13,123,674
Internet Software & Services - 0.5%
eBay, Inc. (a)	78,800	2,490,080
IT Services - 4.2%
Amdocs Ltd. (a)	84,900	2,499,456
Fiserv, Inc. (a)	59,500	3,741,955
International Business Machines Corp.	13,700	2,638,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	9,179	$ 3,263,777
Teletech Holdings, Inc. (a)	157,600	2,672,896
Visa, Inc. Class A	55,900	5,625,776
		20,442,480
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	110,100	3,565,038
Software - 1.5%
Microsoft Corp.	132,324	3,907,528
Oracle Corp.	130,283	3,673,981
		7,581,509
TOTAL INFORMATION TECHNOLOGY		60,887,296
MATERIALS - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	40,500	3,565,215
Sherwin-Williams Co.	25,500	2,487,015
Sigma Aldrich Corp.	55,900	3,803,436
		9,855,666
Containers & Packaging - 0.8%
Ball Corp.	97,600	3,831,776
TOTAL MATERIALS		13,687,442
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	163,158	4,798,477
CenturyLink, Inc.	99,396	3,680,634
		8,479,111
UTILITIES - 5.1%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	120,700	4,774,892
Duke Energy Corp.	233,700	4,980,147
Edison International	124,100	5,093,064
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	84,400	$ 5,051,340
PPL Corp.	178,479	4,959,931
		24,859,374
TOTAL COMMON STOCKS (Cost $457,664,687)		483,800,142
Convertible Bonds - 0.2%
Principal Amount
INDUSTRIALS - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $1,257,764)	$ 1,720,000	1,216,900
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,178,500	5,178,500
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,219,400	1,219,400
TOTAL MONEY MARKET FUNDS (Cost $6,397,900)		6,397,900
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $465,320,351)		491,414,942
NET OTHER ASSETS (LIABILITIES) - 0.1%		398,229
NET ASSETS - 100%		$ 491,813,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,851
Fidelity Securities Lending Cash Central Fund	25,043
Total	$ 26,894
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,104,905	$ 50,104,905	$ -	$ -
Consumer Staples	42,826,064	42,826,064	-	-
Energy	56,248,073	56,248,073	-	-
Financials	119,585,015	119,585,015	-	-
Health Care	72,096,739	72,096,739	-	-
Industrials	35,026,123	35,026,123	-	-
Information Technology	60,887,296	60,887,296	-	-
Materials	13,687,442	13,687,442	-	-
Telecommunication Services	8,479,111	8,479,111	-	-
Utilities	24,859,374	24,859,374	-	-
Corporate Bonds	1,216,900	-	1,216,900	-
Money Market Funds	6,397,900	6,397,900	-	-
Total Investments in Securities:	$ 491,414,942	$ 490,198,042	$ 1,216,900	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	4.3%
Ireland	2.0%
Switzerland	1.9%
France	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,151,864) - See accompanying schedule: Unaffiliated issuers (cost $458,922,451)	$ 485,017,042
Fidelity Central Funds (cost $6,397,900)	6,397,900
Total Investments (cost $465,320,351)		$ 491,414,942
Receivable for investments sold		7,119,325
Receivable for fund shares sold		120,431
Dividends receivable		670,355
Interest receivable		14,311
Distributions receivable from Fidelity Central Funds		659
Prepaid expenses		1,182
Other receivables		16,428
Total assets		499,357,633

Liabilities
Payable to custodian bank	$ 6,852
Payable for investments purchased	5,334,840
Payable for fund shares redeemed	561,353
Accrued management fee	284,653
Other affiliated payables	111,534
Other payables and accrued expenses	25,830
Collateral on securities loaned, at value	1,219,400
Total liabilities		7,544,462

Net Assets		$ 491,813,171
Net Assets consist of:
Paid in capital		$ 671,899,516
Undistributed net investment income		276,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,459,129)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,096,627
Net Assets		$ 491,813,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($444,133,511 ÷ 29,892,036 shares)	$ 14.86

Class K: Net Asset Value, offering price and redemption price per share ($47,679,660 ÷ 3,211,165 shares)	$ 14.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,852,227
Interest		3,575
Income from Fidelity Central Funds		26,894
Total income		5,882,696

Expenses
Management fee Basic fee	$ 1,406,492
Performance adjustment	137,397
Transfer agent fees	585,364
Accounting and security lending fees	98,040
Custodian fees and expenses	9,525
Independent trustees' compensation	1,717
Registration fees	24,192
Audit	25,577
Legal	2,401
Interest	181
Miscellaneous	2,565
Total expenses before reductions	2,293,451
Expense reductions	(9,327)	2,284,124
Net investment income (loss)		3,598,572
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,140,354
Foreign currency transactions	(8,184)
Total net realized gain (loss)		39,132,170
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,637,588)
Assets and liabilities in foreign currencies	38
Total change in net unrealized appreciation (depreciation)		(47,637,550)
Net gain (loss)		(8,505,380)
Net increase (decrease) in net assets resulting from operations		$ (4,906,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,598,572	$ 5,653,470
Net realized gain (loss)	39,132,170	44,832,485
Change in net unrealized appreciation (depreciation)	(47,637,550)	56,048,432
Net increase (decrease) in net assets resulting from operations	(4,906,808)	106,534,387
Distributions to shareholders from net investment income	(5,624,834)	(8,952,572)
Share transactions - net increase (decrease)	(79,862,043)	(152,518,773)
Total increase (decrease) in net assets	(90,393,685)	(54,936,958)

Net Assets
Beginning of period	582,206,856	637,143,814
End of period (including undistributed net investment income of $276,157 and undistributed net investment income of $2,302,418, respectively)	$ 491,813,171	$ 582,206,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53
Income from Investment Operations
Net investment income (loss) D	.10	.13	.14 G	.17	.19	.13
Net realized and unrealized gain (loss)	(.07)	2.13	1.31	(3.51)	(2.79)	2.85
Total from investment operations	.03	2.26	1.45	(3.34)	(2.60)	2.98
Distributions from net investment income	(.15)	(.19)	(.12)	(.18)	(.12)	(.10)
Distributions from net realized gain	-	-	-	(.02)	(1.10)	(.47)
Total distributions	(.15)	(.19)	(.12)	(.20)	(1.22)	(.57)
Net asset value, end of period	$ 14.86	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94
Total Return B,C	.30%	17.69%	12.60%	(22.14)%	(14.66)%	18.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.80%	.96%	.93%	.94%	.87%
Expenses net of fee waivers, if any	.93% A	.80%	.96%	.93%	.94%	.87%
Expenses net of all reductions	.92% A	.79%	.95%	.92%	.94%	.87%
Net investment income (loss)	1.41% A	.88%	1.10% G	1.61%	1.08%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,134	$ 540,644	$ 598,561	$ 642,054	$ 1,015,200	$ 1,211,951
Portfolio turnover rate F	147% A	59%	116%	165%	149%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.11	.15	.17 G	.18	.05
Net realized and unrealized gain (loss)	(.07)	2.14	1.31	(3.49)	(1.80)
Total from investment operations	.04	2.29	1.48	(3.31)	(1.75)
Distributions from net investment income	(.18)	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.18)	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 14.85	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Total Return B,C	.39%	17.93%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net Assets E,I
Expenses before reductions	.73% A	.61%	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.73% A	.61%	.75%	.69%	.79% A
Expenses net of all reductions	.73% A	.60%	.74%	.69%	.79% A
Net investment income (loss)	1.61% A	1.07%	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,680	$ 41,562	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	147% A	59%	116%	165%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,759,074
Gross unrealized depreciation	(12,653,447)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,105,627

Tax cost	$ 470,309,315

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (140,836,215)
2018	(97,975,780)

Total capital loss carryforward	$ (238,811,995)

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $375,366,297 and $464,650,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 574,794.25
Class K	10,570.05
	$ 585,364

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,499 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $726 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,043, including $105 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,327 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Fidelity Value Discovery	$ 5,098,642	$ 8,319,770
Class K	526,192	632,802
Total	$ 5,624,834	$ 8,952,572

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Value Discovery
Shares sold	1,042,122	2,420,570	$ 14,225,679	$ 35,246,939
Reinvestment of distributions	359,001	599,234	4,866,826	7,919,387
Shares redeemed	(7,593,049)	(13,309,045)	(105,053,303)	(192,647,253)
Net increase (decrease)	(6,191,926)	(10,289,241)	$ (85,960,798)	$ (149,480,927)
Class K
Shares sold	834,352	741,019	$ 11,658,833	$ 10,784,431
Reinvestment of distributions	38,842	47,828	526,192	632,771
Shares redeemed	(434,359)	(1,003,108)	(6,086,270)	(14,455,048)
Net increase (decrease)	438,835	(214,261)	$ 6,098,755	$ (3,037,846)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FVD-USAN-0312
1.789740.108

Fidelity®

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Fidelity Value Discovery	.93%
Actual		$ 1,000.00	$ 1,003.00	$ 4.68
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Class K	.73%
Actual		$ 1,000.00	$ 1,003.90	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	2.8
Berkshire Hathaway, Inc. Class B	2.7	0.0
JPMorgan Chase & Co.	2.6	2.5
Exxon Mobil Corp.	2.5	1.0
Wells Fargo & Co.	2.4	2.1
Cisco Systems, Inc.	2.0	0.3
U.S. Bancorp	2.0	1.7
Merck & Co., Inc.	2.0	1.0
Comcast Corp. Class A	1.6	0.0
AFLAC, Inc.	1.6	0.2
	23.2
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	21.4
Health Care	14.7	13.4
Information Technology	12.4	9.0
Energy	11.4	15.1
Consumer Discretionary	10.2	11.1
Asset Allocation (% of fund's net assets)
As of January 31, 2012 *	As of July 31, 2011 **
Stocks 98.4%	Stocks 100.1%
Convertible Securities 0.2%	Short-Term Investments and Net Other Assets† (0.1)%
Short-Term Investments and Net Other Assets 1.4%

* Foreign investments	12.2%	** Foreign investments	11.4%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,577,636
Household Durables - 0.6%
D.R. Horton, Inc.	123,670	1,721,486
Lennar Corp. Class A (d)	54,800	1,177,652
		2,899,138
Media - 5.7%
Comcast Corp. Class A	287,800	7,652,602
John Wiley & Sons, Inc. Class A	89,275	4,052,192
McGraw-Hill Companies, Inc.	53,500	2,461,000
The Walt Disney Co.	94,371	3,671,032
Time Warner Cable, Inc.	72,643	5,355,242
Viacom, Inc. Class B (non-vtg.)	102,100	4,802,784
		27,994,852
Multiline Retail - 1.7%
Kohl's Corp.	76,800	3,532,032
Target Corp.	97,500	4,953,975
		8,486,007
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	46,900	3,594,416
Staples, Inc.	311,200	4,552,856
		8,147,272
TOTAL CONSUMER DISCRETIONARY		50,104,905
CONSUMER STAPLES - 8.7%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	40,300	2,450,240
PepsiCo, Inc.	75,300	4,944,951
		7,395,191
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	144,700	6,041,225
Walgreen Co.	148,100	4,940,616
		10,981,841
Food Products - 1.0%
Unilever NV (NY Reg.)	152,100	5,072,535
Household Products - 3.2%
Colgate-Palmolive Co.	55,110	4,999,579
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	49,600	$ 3,549,376
Procter & Gamble Co.	111,200	7,010,048
		15,559,003
Tobacco - 0.8%
British American Tobacco PLC sponsored ADR	41,400	3,817,494
TOTAL CONSUMER STAPLES		42,826,064
ENERGY - 11.4%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc.	83,100	6,147,738
Transocean Ltd. (United States)	110,200	5,212,460
		11,360,198
Oil, Gas & Consumable Fuels - 9.1%
BP PLC sponsored ADR	111,000	5,096,010
Chevron Corp.	180,981	18,655,522
Exxon Mobil Corp.	148,200	12,410,268
Royal Dutch Shell PLC Class A sponsored ADR	104,987	7,491,872
Scorpio Tankers, Inc. (a)	213,900	1,234,203
		44,887,875
TOTAL ENERGY		56,248,073
FINANCIALS - 24.3%
Capital Markets - 5.0%
Bank of New York Mellon Corp.	296,700	5,972,571
Goldman Sachs Group, Inc.	57,645	6,425,688
Morgan Stanley	339,400	6,329,810
State Street Corp.	151,100	5,920,098
		24,648,167
Commercial Banks - 6.2%
CIT Group, Inc. (a)	98,930	3,773,190
PNC Financial Services Group, Inc.	83,600	4,925,712
U.S. Bancorp	347,600	9,809,272
Wells Fargo & Co.	411,494	12,019,740
		30,527,914
Consumer Finance - 0.9%
Capital One Financial Corp.	101,700	4,652,775
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	335,998	$ 12,532,725
Insurance - 6.6%
ACE Ltd.	52,500	3,654,000
AFLAC, Inc.	157,923	7,616,626
Berkshire Hathaway, Inc. Class B (a)	171,463	13,437,555
MetLife, Inc.	69,310	2,448,722
XL Group PLC Class A	249,300	5,053,311
		32,210,214
Real Estate Investment Trusts - 2.3%
CBL & Associates Properties, Inc.	227,403	3,949,990
Public Storage	27,400	3,804,764
Rayonier, Inc.	78,400	3,585,232
		11,339,986
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	545,800	3,673,234
TOTAL FINANCIALS		119,585,015
HEALTH CARE - 14.7%
Biotechnology - 1.3%
Amgen, Inc.	95,491	6,484,794
Health Care Equipment & Supplies - 1.8%
Covidien PLC	93,000	4,789,500
Stryker Corp.	70,500	3,907,815
		8,697,315
Health Care Providers & Services - 5.9%
Aetna, Inc.	56,200	2,455,940
Express Scripts, Inc. (a)	73,100	3,739,796
Humana, Inc.	26,200	2,332,324
Laboratory Corp. of America Holdings (a)	49,200	4,496,388
McKesson Corp.	65,461	5,349,473
UnitedHealth Group, Inc.	137,500	7,121,125
WellPoint, Inc.	52,000	3,344,640
		28,839,686
Pharmaceuticals - 5.7%
GlaxoSmithKline PLC sponsored ADR	111,100	4,948,394
Johnson & Johnson	34,256	2,257,813
Merck & Co., Inc.	253,410	9,695,467
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	284,067	$ 6,079,034
Sanofi-aventis sponsored ADR	137,200	5,094,236
		28,074,944
TOTAL HEALTH CARE		72,096,739
INDUSTRIALS - 7.1%
Aerospace & Defense - 1.3%
United Technologies Corp.	80,302	6,291,662
Electrical Equipment - 1.3%
Emerson Electric Co.	124,600	6,401,948
Industrial Conglomerates - 3.1%
3M Co.	72,300	6,269,133
Danaher Corp.	48,100	2,525,731
General Electric Co.	336,952	6,304,372
		15,099,236
Machinery - 0.9%
Parker Hannifin Corp.	58,400	4,711,712
Professional Services - 0.5%
Dun & Bradstreet Corp.	30,450	2,521,565
TOTAL INDUSTRIALS		35,026,123
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.8%
Cisco Systems, Inc.	501,600	9,846,408
Motorola Solutions, Inc.	82,700	3,838,107
		13,684,515
Computers & Peripherals - 2.7%
Apple, Inc. (a)	8,700	3,971,376
EMC Corp. (a)	107,100	2,758,896
Hewlett-Packard Co.	228,499	6,393,402
		13,123,674
Internet Software & Services - 0.5%
eBay, Inc. (a)	78,800	2,490,080
IT Services - 4.2%
Amdocs Ltd. (a)	84,900	2,499,456
Fiserv, Inc. (a)	59,500	3,741,955
International Business Machines Corp.	13,700	2,638,620
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	9,179	$ 3,263,777
Teletech Holdings, Inc. (a)	157,600	2,672,896
Visa, Inc. Class A	55,900	5,625,776
		20,442,480
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	110,100	3,565,038
Software - 1.5%
Microsoft Corp.	132,324	3,907,528
Oracle Corp.	130,283	3,673,981
		7,581,509
TOTAL INFORMATION TECHNOLOGY		60,887,296
MATERIALS - 2.8%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	40,500	3,565,215
Sherwin-Williams Co.	25,500	2,487,015
Sigma Aldrich Corp.	55,900	3,803,436
		9,855,666
Containers & Packaging - 0.8%
Ball Corp.	97,600	3,831,776
TOTAL MATERIALS		13,687,442
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	163,158	4,798,477
CenturyLink, Inc.	99,396	3,680,634
		8,479,111
UTILITIES - 5.1%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	120,700	4,774,892
Duke Energy Corp.	233,700	4,980,147
Edison International	124,100	5,093,064
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	84,400	$ 5,051,340
PPL Corp.	178,479	4,959,931
		24,859,374
TOTAL COMMON STOCKS (Cost $457,664,687)		483,800,142
Convertible Bonds - 0.2%
Principal Amount
INDUSTRIALS - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $1,257,764)	$ 1,720,000	1,216,900
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,178,500	5,178,500
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,219,400	1,219,400
TOTAL MONEY MARKET FUNDS (Cost $6,397,900)		6,397,900
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $465,320,351)		491,414,942
NET OTHER ASSETS (LIABILITIES) - 0.1%		398,229
NET ASSETS - 100%		$ 491,813,171
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,851
Fidelity Securities Lending Cash Central Fund	25,043
Total	$ 26,894
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,104,905	$ 50,104,905	$ -	$ -
Consumer Staples	42,826,064	42,826,064	-	-
Energy	56,248,073	56,248,073	-	-
Financials	119,585,015	119,585,015	-	-
Health Care	72,096,739	72,096,739	-	-
Industrials	35,026,123	35,026,123	-	-
Information Technology	60,887,296	60,887,296	-	-
Materials	13,687,442	13,687,442	-	-
Telecommunication Services	8,479,111	8,479,111	-	-
Utilities	24,859,374	24,859,374	-	-
Corporate Bonds	1,216,900	-	1,216,900	-
Money Market Funds	6,397,900	6,397,900	-	-
Total Investments in Securities:	$ 491,414,942	$ 490,198,042	$ 1,216,900	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	4.3%
Ireland	2.0%
Switzerland	1.9%
France	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,151,864) - See accompanying schedule: Unaffiliated issuers (cost $458,922,451)	$ 485,017,042
Fidelity Central Funds (cost $6,397,900)	6,397,900
Total Investments (cost $465,320,351)		$ 491,414,942
Receivable for investments sold		7,119,325
Receivable for fund shares sold		120,431
Dividends receivable		670,355
Interest receivable		14,311
Distributions receivable from Fidelity Central Funds		659
Prepaid expenses		1,182
Other receivables		16,428
Total assets		499,357,633

Liabilities
Payable to custodian bank	$ 6,852
Payable for investments purchased	5,334,840
Payable for fund shares redeemed	561,353
Accrued management fee	284,653
Other affiliated payables	111,534
Other payables and accrued expenses	25,830
Collateral on securities loaned, at value	1,219,400
Total liabilities		7,544,462

Net Assets		$ 491,813,171
Net Assets consist of:
Paid in capital		$ 671,899,516
Undistributed net investment income		276,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,459,129)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,096,627
Net Assets		$ 491,813,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2012 (Unaudited)

Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($444,133,511 ÷ 29,892,036 shares)	$ 14.86

Class K: Net Asset Value, offering price and redemption price per share ($47,679,660 ÷ 3,211,165 shares)	$ 14.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,852,227
Interest		3,575
Income from Fidelity Central Funds		26,894
Total income		5,882,696

Expenses
Management fee Basic fee	$ 1,406,492
Performance adjustment	137,397
Transfer agent fees	585,364
Accounting and security lending fees	98,040
Custodian fees and expenses	9,525
Independent trustees' compensation	1,717
Registration fees	24,192
Audit	25,577
Legal	2,401
Interest	181
Miscellaneous	2,565
Total expenses before reductions	2,293,451
Expense reductions	(9,327)	2,284,124
Net investment income (loss)		3,598,572
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,140,354
Foreign currency transactions	(8,184)
Total net realized gain (loss)		39,132,170
Change in net unrealized appreciation (depreciation) on: Investment securities	(47,637,588)
Assets and liabilities in foreign currencies	38
Total change in net unrealized appreciation (depreciation)		(47,637,550)
Net gain (loss)		(8,505,380)
Net increase (decrease) in net assets resulting from operations		$ (4,906,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,598,572	$ 5,653,470
Net realized gain (loss)	39,132,170	44,832,485
Change in net unrealized appreciation (depreciation)	(47,637,550)	56,048,432
Net increase (decrease) in net assets resulting from operations	(4,906,808)	106,534,387
Distributions to shareholders from net investment income	(5,624,834)	(8,952,572)
Share transactions - net increase (decrease)	(79,862,043)	(152,518,773)
Total increase (decrease) in net assets	(90,393,685)	(54,936,958)

Net Assets
Beginning of period	582,206,856	637,143,814
End of period (including undistributed net investment income of $276,157 and undistributed net investment income of $2,302,418, respectively)	$ 491,813,171	$ 582,206,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94	$ 16.53
Income from Investment Operations
Net investment income (loss) D	.10	.13	.14 G	.17	.19	.13
Net realized and unrealized gain (loss)	(.07)	2.13	1.31	(3.51)	(2.79)	2.85
Total from investment operations	.03	2.26	1.45	(3.34)	(2.60)	2.98
Distributions from net investment income	(.15)	(.19)	(.12)	(.18)	(.12)	(.10)
Distributions from net realized gain	-	-	-	(.02)	(1.10)	(.47)
Total distributions	(.15)	(.19)	(.12)	(.20)	(1.22)	(.57)
Net asset value, end of period	$ 14.86	$ 14.98	$ 12.91	$ 11.58	$ 15.12	$ 18.94
Total Return B,C	.30%	17.69%	12.60%	(22.14)%	(14.66)%	18.59%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.80%	.96%	.93%	.94%	.87%
Expenses net of fee waivers, if any	.93% A	.80%	.96%	.93%	.94%	.87%
Expenses net of all reductions	.92% A	.79%	.95%	.92%	.94%	.87%
Net investment income (loss)	1.41% A	.88%	1.10% G	1.61%	1.08%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444,134	$ 540,644	$ 598,561	$ 642,054	$ 1,015,200	$ 1,211,951
Portfolio turnover rate F	147% A	59%	116%	165%	149%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended January 31,2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 12.92	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.11	.15	.17 G	.18	.05
Net realized and unrealized gain (loss)	(.07)	2.14	1.31	(3.49)	(1.80)
Total from investment operations	.04	2.29	1.48	(3.31)	(1.75)
Distributions from net investment income	(.18)	(.22)	(.15)	(.20)	-
Distributions from net realized gain	-	-	-	(.02)	-
Total distributions	(.18)	(.22)	(.15)	(.22)	-
Net asset value, end of period	$ 14.85	$ 14.99	$ 12.92	$ 11.59	$ 15.12
Total Return B,C	.39%	17.93%	12.84%	(21.94)%	(10.37)%
Ratios to Average Net Assets E,I
Expenses before reductions	.73% A	.61%	.75%	.69%	.79% A
Expenses net of fee waivers, if any	.73% A	.61%	.75%	.69%	.79% A
Expenses net of all reductions	.73% A	.60%	.74%	.69%	.79% A
Net investment income (loss)	1.61% A	1.07%	1.31% G	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,680	$ 41,562	$ 38,583	$ 30,957	$ 90
Portfolio turnover rate F	147% A	59%	116%	165%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,759,074
Gross unrealized depreciation	(12,653,447)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,105,627

Tax cost	$ 470,309,315

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (140,836,215)
2018	(97,975,780)

Total capital loss carryforward	$ (238,811,995)

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4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $375,366,297 and $464,650,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 574,794.25
Class K	10,570.05
	$ 585,364

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,499 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $726 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,043, including $105 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,327 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Fidelity Value Discovery	$ 5,098,642	$ 8,319,770
Class K	526,192	632,802
Total	$ 5,624,834	$ 8,952,572

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Fidelity Value Discovery
Shares sold	1,042,122	2,420,570	$ 14,225,679	$ 35,246,939
Reinvestment of distributions	359,001	599,234	4,866,826	7,919,387
Shares redeemed	(7,593,049)	(13,309,045)	(105,053,303)	(192,647,253)
Net increase (decrease)	(6,191,926)	(10,289,241)	$ (85,960,798)	$ (149,480,927)
Class K
Shares sold	834,352	741,019	$ 11,658,833	$ 10,784,431
Reinvestment of distributions	38,842	47,828	526,192	632,771
Shares redeemed	(434,359)	(1,003,108)	(6,086,270)	(14,455,048)
Net increase (decrease)	438,835	(214,261)	$ 6,098,755	$ (3,037,846)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FVD-K-USAN-0312
1.863361.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012